UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number 811-06603
Performance Funds Trust
(Exact name of registrant as specified in charter)

3435 Stelzer Road, Columbus, OH	43219

(Address of principal executive offices)	(Zip code)
Citi Fund Services 3435 Stelzer Road, Columbus, OH 43219
(Name and address of agent for service)
Registrant’s telephone number, including area code: 800-737-3676
Date of fiscal year end: May 31
Date of reporting period: November 30, 2009

Item 1. Reports to Stockholders.

Dear Shareholder:

Economic Review

The final quarters of 2009 were characterized by modest improvement in most underlying economic indicators, especially in the latter months. In their final minutes of the period, the Federal Reserve wrote that the “...pace of job losses slowed noticeably in recent months”, although they tempered these early signs of improvement in the labor market by admitting that “...the unemployment rate remained quite elevated.”

Outside the scope of employment, other areas of the economy began to stabilize, and in some cases improve, including industrial production, capacity utilization, inventory levels, consumer spending, business spending on equipment and software, as well as new construction in the housing sector, which shows signs of stabilization.

Perhaps the single biggest improvement over the past year has been the stabilization of the financial markets. Indeed, the Fed noted as much in their December minutes stating, “...private credit spreads narrowed somewhat, and financial markets generally continued to function significantly better than early in the year.”

Weakness in the labor markets continues to be the main issue that policy makers will struggle to deal with over the coming months. Firms are expected to be wary of initiating new hiring policies until further economic stabilization occurs. This fact has far reaching effects that include consumer spending as well as other consumer-dependent measures. The end of the year did produce one positive item of note; the employment of temporary workers rose, which historically has been a leading indicator to gains in permanent employment. Policy makers will watch to see if this improvement in temporary labor might spill over into the permanent labor market.

With regard to inflation, the Federal Reserve addressed the topic by noting that “...substantial slack in labor and product markets, along with well-anchored inflation expectations, would keep inflation subdued in the near term.” Despite the massive amounts of stimulus that has been pumped into the markets during the past year, inflation indicators are not signaling it should be a cause for concern, at least over the first part of 2010.

With signals pointing to what some consider the beginning of a slow economic recovery, combined with continued weakness in the labor market as well as contained inflation expectations, the Federal Reserve kept its Federal Funds rate in the zero to 1/4 percent range through the end of 2009. Going forward, the Federal Reserve expects to keep rates at this low level for “...an extended period.” It remains to be seen however, just how long “...an extended period” will be, but most agree tangible improvements in the unemployment rate as well as other areas of the economy are needed before the Federal Reserve will begin to consider raising the Federal Funds rate.

Sincerely,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Trustmark Investment Advisors, Inc., a wholly-owned subsidiary of Trustmark National Bank, provides investment advisory and other services to the Funds and receives a fee for those services. This material is authorized for distribution only when preceded or accompanied by a prospectus. The Performance Funds are distributed through BHIL Distributors, Inc., Member FINRA.

Mutual funds are NOT INSURED BY THE FDIC. There is no bank guarantee. Mutual funds may lose value.

The views expressed in this Shareholder Letter reflect those of the President of the Advisor through the period ended November 30, 2009. The President’s views are subject to change based on the market and other conditions.

Performance Funds Trust

Semi-Annual Report — November 30, 2009

Portfolio Reviews	1
Schedules of Portfolio Investments:
The Money Market Fund	9
The U.S. Treasury Money Market Fund	10
The Short Term Government Income Fund	11
The Intermediate Term Income Fund	12
The Strategic Dividend Fund	14
The Large Cap Equity Fund	16
The Mid Cap Equity Fund	18
The Leaders Equity Fund	21
Statements of Assets and Liabilities	22
Statements of Operations	24
Statements of Changes in Net Assets	26
Financial Highlights	34
Notes to Financial Statements	50
Additional Information	61
Expense Comparison	63
Other Information	65

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Performance Funds Trust

Portfolio Review
Performance Money Market Fund

At November 30, 2009, the Performance Money Market Fund (the “Fund”) had a seven-day yield of 0.05%. This is the exact yield the Fund had at the beginning of the period also. To say that there has been little opportunity for capturing higher rates over the last six months would be quite the understatement. Interest rates continue to be historically low in the money market area of the curve as a result of the Federal Reserve and its attempt to bring the economy out of recession by flooding the system with liquidity. The painful side effect of the Federal Funds rate being pegged at essentially zero is that yields on investment instruments that are available for our Fund will be historically low as well. According to iMoney Net, at the end of November 2009, the all-taxable monthly yield for money market funds was 0.04%. This compares to twelve months ago when this yield was 1.20%. We want to make sure our shareholders are aware that we continue to search each day for opportunity in the marketplace to increase the yield of our Fund while also keeping safety and security of principal our main focus. This approach has served us well in the past, and while it is a painful time for money market funds currently, we are certain that when interest rates do begin to move higher we will be properly positioned to take advantage when the time comes.

The Fund invests primarily in high-quality, short-term instruments such as U.S. Treasury obligations, U.S. Government Agency issues, bankers’ acceptances, commercial paper, and repurchase agreements. The Fund is considered a first tier fund as a result of the high quality of the Fund’s holdings per the respective ratings from Standard and Poor’s (A-1 or A-1+) and Moody’s (P-1)1. An investment in the Fund is neither insured nor guaranteed by the U.S. Government. The Fund’s objective is to maintain a stable NAV of $1.00 per share. This has been accomplished since the Fund’s inception, but there can be no guarantee that it will be in the future.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund.

[1]	The Fund’s rating is historical and is based upon the Fund’s credit quality, market price exposure and management. It signifies that the Fund’s safety is excellent and that it has superior capacity to maintain a $1.00 net asset value per share. Fund ratings represent an opinion only, not a recommendation to buy or sell. Ratings are as of the date indicated and subject to change. For additional information on these rating agencies, please reference moodys.com or standardandpoors.com.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance U.S. Treasury Money Market Fund

There has been one constant for Treasury securities in the money market area of the curve for the first six months of this fiscal year, low rates. The seven-day yield for the Performance U.S. Treasury Money Market Fund (the “Fund”) has been pegged at 0.02% for the entire period. The U.S. Treasury securities that mature in three months have been trading at a yield of between 0.04% and 0.09% for the majority of the six months. It does not get much better going further on the money market curve as one-year bills ended the month of November yielding 0.24%. With the Federal Reserve committed to spur economic growth by holding the Federal Funds rate at essentially zero, there has been little opportunity for the Fund to increase its yield for shareholders. Also, since our Fund receives the AAAm rating from Standard and Poor’s1, we are obligated to keep an average maturity of 60 days or less in order to qualify for this rating. Our investment team met with Standard and Poor’s during this six month period and we were confirmed of our rating during this time. We want to make sure that shareholders are aware that even though the interest rate environment for the Fund has been very difficult, we are confident that when the interest rate environment turns we will be positioned to take advantage of the investment opportunities that will arise in the short-term Treasury market.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

An investment in the Fund is not insured or guaranteed by the FDIC or any other government agency. Although the Fund seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

[1]	The AAAm rating signifies extremely strong capacity to maintain principal stability and to limit exposure to principal losses due to credit, market, and/or liquidity risks. There is no assurance that such rating will continue for any given period of time or that it will not be revised or withdrawn entirely if, in the sole judgement of Standard & Poor’s Rating Services, circumstances so warrant.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Short Term Government Income Fund

The Performance Short Term Government Income Fund (the “Fund”) provided shareholders with a return of 1.46% (Institutional Class) for the six months ended November 30, 2009. The philosophy we have always used in the management of this Fund has been safety and security of principal while providing as high as possible of an income stream taking into account current market conditions. During 2008, the market was driven by a “safety first” mentality where risk was a very bad word. As the economy began to show signs of life, this mentality shifted somewhat, where an appetite for risk has re-emerged in the fixed income market. For example, our Fund can invest in corporate bonds that are investment grade up to 20% of the assets of the Fund. During this six month period we have added securities in this sector to the tune of around 8% of the Fund. We also prefer to use bonds rated at least A by the rating agencies to insure we are investing in the highest quality available. Since the risk appetite has returned, bonds of lower quality (junk rated and BBB) have moved up in price more than the A rated or better sector. In other words, the investment mentality we use in the Fund helped us have a very good 2008, while this same mentality has hindered our return versus similar funds so far this fiscal year. We will continue to look for opportunities in all areas of the fixed income markets to try and provide our shareholders with the best possible income stream available.

The Fund continues to use high quality investments for its shareholders such as U.S. Treasury securities, U.S. Agency and Mortgage related securities, and high-grade corporate and municipal issues.

Signed,

Kelly J. Collins
Vice President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates. U.S. Government guarantees apply only to the underlying securities of the Fund’s portfolio and not to Fund shares.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Intermediate Term Income Fund

For the six months ended November 30, 2009, the Performance Intermediate Term Income Fund (the “Fund”) returned 4.62%1 for Institutional Class shareholders. Institutional Class share price as measured by net asset value rose from $10.59 on May 31, 2009 to $10.85 on November 30, 2009. The Fund’s objective is to seek total return with a bias towards current income, by investing primarily in U.S. Government and Agency securities. As prevailing market conditions merit, high quality corporate securities are also included in the purchase and rotation of securities. This discipline strives to keep share price volatility to acceptable levels while maintaining a high degree of liquidity and versatility. While there is no maximum maturity for an individual issue, the Fund itself will normally have an average maturity between five and ten years.

For the last six months, corporate bonds were the best performing asset class returning 13.45%, followed by U.S. Mortgage-Backed Securities; 4.49%, U.S. Agencies; 3.48%, and U.S. Treasuries; 3.25%. Bond yields as measured by the 30-year Treasury bond declined from 4.34% to 4.19%. Short-term yields as measured by the two-year Treasury note fell from 0.92% to 0.67% on November 30. Thus, the spread widened 10 basis points reflecting the end of this Fed easing cycle and forward-looking concerns regarding inflation.

Since March 2009, the investment climate has improved from a “priced to extinction” forecast to one of “where’s the return?” Investors have again taken on risk, albeit calculated as the markets recover from the precipice. Much of this is attributable to the extreme measures the central banks have taken in the last 18 months to stabilize the global markets. With the markets “stabilized”, the focus going forward will be how to implement an “exit” strategy to unwind these generational/historical maneuvers.

We thank you for your continued participation and look forward to serving your investment needs.

Signed,

Robert H. Spaulding,
First Vice President & Investment Officer
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Bond funds will tend to experience smaller fluctuations in value than stock funds. However, investors in any bond fund should anticipate fluctuations in price, especially for longer-term issues and in environments of rising interest rates.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Strategic Dividend Fund

After reaching remarkable lows early in the calendar year, equity markets continued the rebound that began in March as investors became cautiously optimistic that the worst was behind us. Although macroeconomic data remained mixed with continuing increases in unemployment coupled with a return to GDP growth, improving sentiment led equity markets higher during 2009 as all economic sectors of the Standard & Poor’s 500 Index1 produced positive returns during the six month period ended November 30, 2009. During that period, the Performance Strategic Dividend Fund (the “Fund”) produced positive returns that were generally in line with the S&P 500 Index and the Fund’s Dow Jones Select Dividend Index2 benchmark as the Fund gained 20.16%3 (Institutional Class) while the S&P 500 Index returned 20.50% and the Dow Jones Select Dividend Index rose 22.60%. The Fund enjoyed its five year anniversary in November and remains ahead of both the S&P 500 Index and the Dow Jones Select Dividend Index since its November 2004 inception, having produced an annualized return of 2.44% versus a return of 0.71% for the S&P 500 Index and –2.45% for the Dow Jones Select Dividend Index during the five year period ended November 30, 2009.

Sector allocation was less significant in portfolio performance relative to the broad equity market as all sectors produced positive returns over the last six months. The Fund remains underweight in the Technology, Consumer Discretionary, and Financial sectors and overweight in Materials, Energy, and Utilities. Although the Technology and Consumer Discretionary sectors were two of the better performing sectors during the six months ended November 30, 2009, the Fund benefitted from superior security selection in the Energy and Industrial sectors, especially benefiting from the announced acquisition of Burlington Northern Santa Fe in November. Going forward, we remain cautious about the sustainability of the equity market recovery and continue to favor those companies that produce necessary and essential goods and services and those with growth prospects not limited to the U.S. domestic economy. In addition, the Fund will continue to focus on those companies that emphasize dividends and growth in dividends as we believe these companies posses superior balance sheets and provide a source of investor income.

Listed below are the top ten holdings of the Fund at November 30, 20094:

1.	Union Pacific Corp.	3.1%
2.	Diamond Offshore Drilling, Inc.	2.9%
3.	Enterprise Products Partners, LP	2.8%
4.	JPMorgan Chase & Co.	2.7%
5.	Pimco Corporate Opportunity Fund	2.6%
6.	Schlumberger Ltd.	2.6%
7.	CNOOC Ltd., ADR	2.6%
8.	OGE Energy Corp.	2.6%
9.	McDonald’s Corp.	2.6%
10.	Kimberly-Clark Corp.	2.5%

Signed,

L. Farrell Crane, Jr.
Director of Research
Orleans Capital Management

Past Performance does not guarantee future results.
Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect the expenses associated with a mutual fund such as investment management and account fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[2]	The Dow Jones Select Dividend Index is an unmanaged index comprised of securities which have an annual average daily dollar trading volume of more than $1.5 million. The performance of this index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.
[3]	The total return set forth reflects a reduction of a portion of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.
[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2009.
The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Large Cap Equity Fund

For the six months ended November 30, 2009, the Performance Large Cap Equity Fund (the “Fund”) Institutional Class Shares rose 15.65% as compared to the Standard & Poor’s 500 Index1, which gained 20.50%. Other than a six week period of consolidation during June and into July, the markets continued in rally mode from the March bottom to the end of the six month period ended November 30, 2009.

The Fund’s performance was most clearly helped by holdings in the Information Technology sector. In fact, the five best performing stocks for the Fund belonged to this sector, including Cognizant Technology Solutions, Apple, Hewlett-Packard, Microsoft, and Google. Also of note, shares of railroad stocks gained when news broke that Burlington Northern Santa Fe was the recipient of a takeover offer from Berkshire Hathaway in early November at a substantial premium. The bulk of the Fund’s underperformance came from the underweighting in the Financial sector, a sector which contributed significantly more to the index’s performance than the Fund’s performance.

Movement in the U.S. dollar dominated headlines as it continued to weaken against other major currencies. This aided holdings of larger, multi-national companies who derive a higher percentage of their revenue from overseas, bolstering profits as foreign earnings are translated back into dollars. As a result, the Fund’s holdings in these multi-national global companies performed exceptionally well. The Fund should be positioned to participate if the weakening dollar trend continues as a quarter of the holdings derive over 50% of their total sales from outside the U.S.

Listed below are the top ten holdings of the Fund at November 30, 20092:

1.	Microsoft Corp.	4.1%
2.	International Business Machines Corp.	3.9%
3.	JPMorgan Chase & Co.	3.1%
4.	Hewlett-Packard Co.	3.0%
5.	Coca-Cola Co.	2.6%
6.	Exxon Mobil Corp.	2.6%
7.	Oracle Corp.	2.4%
8.	Cisco Systems, Inc.	2.1%
9.	Apple, Inc.	2.0%
10.	Google Inc., Class A	2.0%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s (“S&P”) 500 Index is an unmanaged index that reflects the U.S. stock market as a whole. The index does not reflect expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2009.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Mid Cap Equity Fund

For the six months ended November 30, 2009, the Performance Mid Cap Equity Fund (the “Fund”) Institutional Class Shares advanced 13.14% compared to the Standard & Poor’s MidCap 400 Stock Index1, which increased 19.92%. Despite slight underperformance during this period relative to large cap stocks as measured by the Standard & Poor’s 500 Index, the S&P MidCap 400 Stock Index has continued its outperformance versus the S&P 500 Index over the last twelve months.

During the period, the Fund’s performance was helped by an overweight in the Consumer Discretionary sector, with Priceline.com, Tupperware Brands, Marvel Entertainment, Netflix, and Chico’s FAS performing particularly well. Merger and acquisition activity also benefitted the Fund as two holdings; 3Com Corp. and Marvel Entertainment announced they were being purchased at significant premiums. If economic and credit conditions continue to stabilize, those firms that survived the tough conditions of the last year will be stronger and better positioned as market leaders and, consequently, merger and acquisition activity could be expected to become a more significant market factor.

The Fund’s investment strategy continues to stress owning stocks with strong underlying fundamentals, above average earnings growth and solid price momentum while being priced at favorable valuations. For the six months ended November 30, 2009, the Fund’s fundamental characteristics remained very strong relative to the S&P 400 MidCap Stock Index. In fact, at the portfolio level, the Fund’s holdings were cheaper as measured by a price-to-earnings ratio, exhibited higher growth as measured by historical and expected earnings growth and were more profitable in return on equity than the average company in the S&P MidCap 400 Stock Index.

Listed below are the top ten holdings of the Fund at November 30, 20092:

1.	Ross Stores, Inc.	2.2%
2.	Edward Lifesciences Corp.	2.1%
3.	Sybase, Inc.	2.0%
4.	Henry Schein, Inc.	1.6%
5.	Marvel Entertainment, Inc.	1.6%
6.	Pride International, Inc.	1.6%
7.	Joy Global, Inc.	1.4%
8.	ResMed, Inc.	1.3%
9.	Cerner Corp.	1.3%
10.	National Fuel Gas Co.	1.3%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The Standard & Poor’s MidCap 400 Stock Index (“Index”) is an unmanaged index that reflects the U.S. stock market as a whole. The Index does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[2]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2009.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust

Portfolio Review
Performance Leaders Equity Fund

For the six months ended November 30, 2009, the Performance Leaders Equity Fund (the “Fund”) Institutional Class Shares gained 16.14%1 while the Russell 1000 Index2 was up 20.47% and the Russell 1000 Growth Index3 rose 20.67%. The Fund’s lack of exposure to the financial sector accounted for much of the relative underperformance as well as heavy reliance on relative strength as a stock selection tool, a factor that was not discerning during the six month period.

The growth and momentum factors used in the Fund led to a strong emphasis upon the Information Technology (“Tech”) sector. In fact, six of the Fund’s ten best performing stocks were members of the Tech sector; examples include Priceline.com, Amazon.com, Cree, and FactSet Research Systems. The Consumer Discretionary sector also proved to be additive to performance with Time Warner Cable being the standout from the group.

As the market continued to advance off of the early March lows, stock picking proved particularly challenging as the factors in the Fund’s stock selection process added little value during the period. For example, historical studies suggest that stocks with high relative strength outperform the market and stocks with low relative strength underperform the market over time. The period from March to August 2009 saw a sharp reversal of that historical relationship as stocks with low relative strength significantly outperformed the broad market with corresponding implications for the Fund’s returns.

Listed below are the top ten holdings of the Fund at November 30, 20094:

1.	FactSet Research Systems, Inc.	4.9%
2.	Cree, Inc.	4.6%
3.	Amazon.com, Inc.	4.6%
4.	W.W. Grainger, Inc.	4.5%
5.	Priceline.com, Inc.	4.5%
6.	Sybase, Inc.	4.4%
7.	International Business Machines Corp.	4.2%
8.	Edward Lifesciences Corp.	4.2%
9.	Life Technologies Corp.	4.0%
10.	BMC Software, Inc.	3.9%

Signed,

Douglas H. Ralston, CFA
President
Trustmark Investment Advisors, Inc.

Past Performance does not guarantee future results.

Equity securities (stocks) are more volatile and carry more risk than other forms of investments, including investments in high-grade fixed income securities. The net asset value per share of this Fund will fluctuate as the value of the securities in the portfolio changes.

[1]	The total return set forth reflects a reduction of the Fund’s fees. Without the reduction of these fees, total return for the period would have been lower.

[2]	The Russell 1000 Index is an unmanaged capitalization weighted index which measures the performance of the 1,000 largest companies based on total market capitalization.

[3]	The Russell 1000 Growth Index is an unmanaged index comprised of the securities in the Russell 1000 Index with a greater-than-average growth orientation.

The performance of the indices does not reflect the expenses associated with a mutual fund such as investment management and accounting fees. The Fund’s performance reflects the deduction of fees for such services. Investors cannot invest directly in an index, although they can invest in the underlying securities.

[4]	Portfolio composition is subject to change. The ten largest equity holdings’ percentages are based upon net assets as of November 30, 2009.

The views expressed in this report reflect those of the portfolio manager for the period ended November 30, 2009. The manager’s views are subject to change at any time based on the market and other conditions.

Performance Funds Trust
The Money Market Fund
Schedule of Portfolio Investments
November 30, 2009
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 82.6%
Federal Home Loan Bank — 44.9%
$30,000,000	0.17%†, 12/1/09	$30,000,000
20,000,000	0.07%†, 12/4/09	19,999,883
10,000,000	0.11%†, 12/9/09	9,999,756
10,000,000	0.04%†, 12/11/09	9,999,889
20,000,000	0.00%*, 1/13/10	19,999,693
32,000,000	0.06%†, 1/27/10	31,997,245
20,000,000	0.68%*, 2/5/10	20,000,000
40,240,000	0.24%*, 2/19/10	40,251,502
25,000,000	0.77%*, 2/23/10	25,000,000
20,000,000	0.80%*, 3/11/10	20,000,555
10,000,000	0.84%*, 3/11/10	10,000,000
10,000,000	1.10%, 3/11/10	9,999,452
20,000,000	2.75%, 3/12/10	20,102,109
20,000,000	0.79%*, 3/19/10	20,000,000
10,000,000	0.65%, 4/29/10	9,999,673

		297,349,757

Federal Home Loan Mortgage Corporation — 25.6%
10,000,000	0.17%†, 12/8/09	9,999,669
45,000,000	0.09%†, 12/18/09	44,998,380
20,300,000	0.13%†, 1/6/10	20,297,402
28,300,000	0.13%†, 1/27/10	28,294,175
15,000,000	0.14%*, 2/9/10	15,000,000
50,000,000	0.10%†, 2/16/10, Series RB	49,989,306

		168,578,932

Federal National Mortgage Association† — 12.1%
30,000,000	0.09%, 1/6/10	29,997,300
50,000,000	0.09%, 2/11/10, Series BB	49,991,000

		79,988,300

Total U.S. Government Agency Securities		545,916,989

Commercial Paper — 10.4%
Beverages — 3.6%
10,000,000	Coca-Cola Company, 0.18%†, 12/3/09	9,999,900
13,550,000	Coca-Cola Company, 0.23%†, 12/9/09	13,549,308

		23,549,208

Financial Services — 3.8%
25,000,000	General Electric Capital Corporation, 0.22%†, 12/15/09	24,997,861

Healthcare-Products — 3.0%
20,000,000	Abbott Laboratories, 0.07%†, 12/1/09	20,000,000

Total Commercial Paper		68,547,069

Repurchase Agreements — 7.0%
46,593,346	Bank of America Securities, 0.14%, 11/30/09, with a maturity value of $46,593,527 (fully collateralized by Federal National Mortgage Association, 0.00% due 12/31/09, with a value of $47,525,212)	46,593,346

Total Repurchase Agreements		46,593,346

Total Investments (Cost $661,057,404)(a) — 100.0%		661,057,404
Other assets in excess of liabilities — 0.0%		96,108

NET ASSETS — 100.0%		$661,153,512

(a)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Discount Notes. Rate represents effective yield at November 30, 2009.

*	Variable or Floating Rate Security. Rate disclosed is as of November 30, 2009.

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Schedule of Portfolio Investments
November 30, 2009
(Unaudited)

Shares/
Principal
Amount	Security Description	Value

U.S. Treasury Obligations — 96.5%
U.S. Treasury Bills† — 96.5%
$40,000,000	0.05%, 12/10/09	$39,999,437
49,000,000	0.07%, 12/17/09	48,999,076
15,000,000	0.09%, 12/31/09	14,998,938
7,000,000	0.27%, 2/4/10	6,996,587
10,000,000	0.01%, 2/18/10	9,999,780
10,000,000	0.09%, 3/4/10	9,997,675
23,500,000	0.13%, 4/1/10	23,489,665
3,000,000	0.31%, 5/6/10	2,995,970

Total U.S. Treasury Obligations		157,477,128

Investment Companies — 3.5%
5,714,796	Federated US Treasury Cash Reserve Fund, 0.01%(a)	5,714,796
41,209	Goldman Sachs Financial Square Treasury Instrument Fund, 0.02%(a)	41,209

Total Investment Companies		5,756,005

Total Investments (Amortized Cost $163,233,133)(b) — 100.0%		163,233,133
Liabilities in excess of other assets — 0.0%		(24,102)

NET ASSETS — 100.0%		$163,209,031

(a)	Rate reflects the 7 day effective yield at November 30, 2009.

(b)	Cost and value for federal income tax and financial reporting purposes are the same.

†	Discount Notes. Rate represents effective yield at November 30, 2009.

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Schedule of Portfolio Investments
November 30, 2009
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 67.3%
Federal Farm Credit Bank — 3.8%
$3,000,000	2.75%, 5/6/14	$3,052,512

Federal Home Loan Bank — 37.7%
2,500,000	5.00%, 12/11/09	2,503,482
3,000,000	0.04%†, 12/16/09	2,999,947
3,825,000	4.88%, 3/12/10	3,874,897
2,200,000	5.25%, 6/11/10	2,257,537
2,000,000	4.38%, 10/22/10	2,069,090
2,000,000	1.25%, 9/29/11, Series 1	2,001,012
4,000,000	5.00%, 9/14/12	4,402,360
5,000,000	1.63%, 9/26/12	5,054,825
5,000,000	1.90%, 10/15/12	5,040,050

		30,203,200

Federal Home Loan Mortgage Corporation — 11.4%
2,000,000	4.88%, 2/9/10	2,017,566
2,000,000	2.50%, 1/14/13	2,019,852
2,500,000	3.25%, 2/18/14	2,515,398
2,500,000	2.75%, 4/29/14	2,530,445

		9,083,261

Federal National Mortgage Association — 13.7%
2,000,000	4.63%, 12/15/09	2,003,505
1,200,000	4.63%, 6/1/10	1,226,150
2,500,000	3.63%, 8/15/11	2,625,985
5,000,000	3.00%, 7/28/14	5,124,750

		10,980,390

Government National Mortgage Association — 0.7%
526,134	3.47%, 4/20/34, Series 2004-22 BK	533,613

Total U.S. Government Agency Securities		53,852,976

Corporate Bonds — 7.4%
Financial Services — 3.5%
1,100,000	General Electric Capital Corporation, 5.25%, 10/19/12	1,186,613
1,475,000	Wachovia Corporation, 5.70%, 8/1/13	1,608,321

		2,794,934

Insurance — 3.9%
1,495,000	MetLife Global Funding I, 5.13%, 4/10/13(a)	1,603,679
1,500,000	Protective Life Secured Trust, 4.00%, 4/1/11	1,532,658

		3,136,337

Total Corporate Bonds		5,931,271

U.S. Treasury Obligations — 23.8%
U.S. Treasury Bills — 23.8%

19,000,000	0.04%(a), 12/10/09	18,999,794

Total U.S. Treasury Obligations		18,999,794

Investment Companies — 1.0%
814,345	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	814,345

Total Investment Companies		814,345

Total Investments (Cost $78,087,939) — 99.5%		79,598,386
Other assets in excess of liabilities — 0.5%		409,711

NET ASSETS — 100.0%		$80,008,097

(a)	Security exempt from registration under Rule 144A of the Securities Act of 1933. The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of November 30, 2009, the security represented 2.0% of net assets.

(b)	Rate reflects the 7 day effective yield at November 30, 2009.

(c)	Investment in affiliate.

†	Discount Notes. Rate represents effective yield at November 30, 2009.

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments
November 30, 2009
(Unaudited)

Principal
Amount	Security Description	Value

U.S. Government Agency Securities — 69.2%
Federal Farm Credit Bank — 7.5%
$1,000,000	5.30%, 10/25/17	$1,119,415
2,000,000	5.30%, 4/6/20	2,198,228
2,000,000	5.00%, 9/23/24	2,009,972

		5,327,615

Federal Home Loan Bank — 10.6%
2,000,000	5.38%, 8/19/11	2,156,240
1,000,000	1.00%, 12/28/11	1,003,827
1,000,000	1.75%, 12/14/12	1,012,161
2,000,000	5.25%, 6/18/14	2,277,610
1,000,000	5.38%, 5/15/19	1,118,216

		7,568,054

Federal Home Loan Mortgage Corporation — 12.7%
1,000,000	5.13%, 4/18/11	1,063,822
603,814	4.50%, 2/15/15, Series 2658 PD	608,340
886,036	4.50%, 7/15/15, Series 2633 PC	900,179
1,000,000	5.50%, 7/18/16	1,153,349
2,000,000	5.00%, 4/15/34, Series 2780 TG	2,088,976
1,000,000	5.00%, 5/15/34, Series 2922 QE	1,062,679
2,000,000	5.00%, 2/15/36, Series 3113 QE	2,071,183

		8,948,528

Federal National Mortgage Association — 12.9%
1,000,000	5.05%, 2/7/11	1,053,989
1,000,000	5.00%, 4/15/15	1,130,761
1,000,000	4.00%, 11/25/18, Series 2003-112 AN	1,041,347
122,856	7.00%, 4/1/20, Pool #253299	137,680
44,972	7.50%, 9/1/29, Pool #252717	51,210
396,611	4.00%, 12/25/29, Series 2003-27 EC	404,364
3,000,000	5.00%, 8/25/30, Series 2003-54 PE	3,149,284
2,000,000	5.50%, 12/25/34, Series 2004-96 QD	2,147,551

		9,116,186

Government National Mortgage Association — 16.7%
1,207	9.00%, 3/15/20, Pool #271741	1,376
114,516	7.00%, 10/15/29, Pool #510559	127,868
52,627	7.50%, 10/15/29, Pool #510534	60,245
96,053	8.00%, 2/15/30, Pool #529127	110,744
2,000,000	5.50%, 4/20/30, Series 2003-86 QD	2,029,977
3,800,000	5.00%, 2/16/34, Series 2004-11 QG	3,987,537
2,000,000	5.50%, 3/20/34, Series 2004-27 QD	2,175,459
3,034,414	5.50%, 8/15/35, Pool #644568	3,235,829

		11,729,035

Tennessee Valley Authority — 8.8%
$2,000,000	7.14%, 5/23/12	$2,288,892
3,500,000	6.00%, 3/15/13	3,984,176

		6,273,068

Total U.S. Government Agency Securities		48,962,486

U.S. Treasury Notes — 10.0%
1,000,000	4.38%, 12/15/10	1,042,461
1,000,000	4.88%, 7/31/11	1,073,203
1,000,000	1.00%, 9/30/11	1,007,578
1,000,000	4.75%, 5/15/14	1,129,531
500,000	4.13%, 5/15/15	550,625
1,000,000	5.13%, 5/15/16	1,158,906
1,000,000	4.50%, 5/15/17	1,116,172

Total U.S. Treasury Notes		7,078,476

U.S. Treasury Strips — 0.2%
300,000	5.05%, 11/15/26(a)	146,215

Total U.S. Treasury Strips		146,215

Corporate Bonds — 19.1%
Chemicals — 0.4%
250,000	Air Products & Chemicals, Inc., 6.24%, 1/13/10	251,190

Consumer Goods & Services — 1.9%
1,000,000	Campbell Soup Company, 6.75%, 2/15/11	1,071,357
250,000	Kimberly Clark Corporation, 6.88%, 2/15/14	289,659

		1,361,016

Financial Services — 10.7%
500,000	American Express Company, 7.00%, 3/19/18	556,934
500,000	Bank of America Corporation, 6.00%, 9/1/17	517,493
500,000	Bankers Trust Corporation, 7.50%, 11/15/15	527,153
500,000	Caterpillar Financial Services, 6.13%, 2/17/14	563,761
500,000	General Electric Capital Corporation, 6.75%, 3/15/32	512,755
650,000	General Electric Capital Corporation, 6.90%, 9/15/15	737,993

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Schedule of Portfolio Investments (continued)
November 30, 2009
(Unaudited)

Principal
Amount	Security Description	Value

Corporate Bonds (continued)
Financial Services (continued)

$500,000	Goldman Sachs Group, Inc., 6.15%, 4/1/18	$539,675
500,000	ITT Hartford Corporation, 7.30%, 11/1/15	529,903
500,000	JPMorgan Chase & Company, 6.00%, 1/15/18	542,009
500,000	Merrill Lynch & Company, Inc., 5.70%, 5/2/17	496,253
500,000	Merrill Lynch & Company, Inc., 6.05%, 5/16/16	505,768
500,000	Morgan Stanley, 4.75%, 4/1/14	508,769
500,000	Morgan Stanley, 6.63%, 4/1/18	542,457
500,000	Wells Fargo Bank North America, 5.75%, 5/16/16	524,790

		7,605,713

Industrials — 1.5%
1,000,000	Emerson Electric Company, 7.13%, 8/15/10	1,048,903

Insurance — 1.6%
500,000	MetLife, Inc., 6.82%, 8/15/18	569,689
500,000	Prudential Financial, Inc., 6.20%, 1/15/15	538,710

		1,108,399

Railroads — 1.4%
1,000,000	Union Tank Car Company, 6.79%, 5/1/10	1,021,160

Telecommunications — 1.2%
500,000	AT&T, Inc., 5.60%, 5/15/18	532,830
296,000	Pacific Bell Telephone, 6.63%, 10/15/34	298,971

		831,801

Utilities — 0.4%
250,000	Northern States Power Company, 7.13%, 7/1/25	300,936

Total Corporate Bonds		13,529,118

Investment Companies — 1.0%
673,736	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	$673,736

Total Investment Companies		673,736

Total Investments (Cost $64,770,518) — 99.5%		70,390,031
Other assets in excess of liabilities — 0.5%		354,155

NET ASSETS — 100.0%		$70,744,186

(a)	Rate reflects the effective yield at purchase. Principal only security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at November 30, 2009.

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments
November 30, 2009
(Unaudited)

Shares	Security Description	Value

Common Stocks — 96.1%
Aerospace/Defense — 2.0%
7,980	United Technologies Corporation	$536,575

Chemicals — 4.3%
18,640	Dow Chemical Company	517,819
18,830	E.I. du Pont de Nemours and Company	651,141

		1,168,960

Consumer Goods & Services — 11.8%
8,410	3M Company	651,270
12,960	Altria Group, Inc.	243,778
10,200	Kimberly-Clark Corporation	672,894
23,468	Kraft Foods, Inc.	623,780
18,130	Pitney Bowes, Inc.	417,715
9,360	Procter & Gamble Company	583,596

		3,193,033

Diversified — 1.7%
29,150	General Electric Company	466,983

Financial Services — 10.8%
18,540	Bank of America Corporation	293,859
18,710	FirstMerit Corporation	391,975
17,280	JPMorgan Chase & Company	734,227
33,420	People’s United Financial, Inc.	544,412
21,720	San Juan Basin Royalty Trust	381,620
20,800	Wells Fargo & Company	583,232

		2,929,325

Health Care — 8.5%
11,455	Abbott Laboratories	624,183
23,555	Bristol-Myers Squibb Company	596,177
7,770	Johnson & Johnson	488,267
32,670	Pfizer, Inc.	593,614

		2,302,241

Industrials — 0.9%
5,620	Fluor Corporation	238,738

Insurance — 1.5%
13,920	Allstate Corporation	395,467

Metals & Mining — 4.9%
20,000	Alcoa, Inc.	250,400
9,430	Joy Global, Inc.	504,882
12,840	Peabody Energy Corporation	570,866

		1,326,148

Oil & Gas — 20.3%
17,280	Chesapeake Energy Corporation	413,338
6,245	Chevron Corporation	487,360
4,520	CNOOC, Ltd. ADR	700,329
10,170	ConocoPhillips	526,501
7,740	Diamond Offshore Drilling, Inc.	770,439
25,040	Enterprise Products Partners, LP	745,942
9,940	Kinder Morgan Energy Partners, LP	579,104
13,500	ONEOK, Inc.	540,270
10,970	Schlumberger, Ltd.	700,873

		5,464,156

Railroads — 3.1%
13,060	Union Pacific Corporation	826,176

Real Estate Investment Trusts — 3.7%
21,130	HCP, Inc.	661,369
9,600	Plum Creek Timber Company, Inc.	331,104

		992,473

Retail — 2.6%
10,980	McDonald’s Corporation	694,485

Telecommunications — 3.7%
20,820	AT&T, Inc.	560,890
13,930	Verizon Communications, Inc.	438,238

		999,128

Utilities — 16.3%
40,000	CenterPoint Energy, Inc.	530,800
15,820	Dominion Resources, Inc.	575,532
32,050	Duke Energy Corporation	534,594
26,770	Great Plains Energy, Inc.	476,506
37,800	NiSource, Inc.	538,650
20,205	OGE Energy Corporation	699,093
13,870	Progress Energy, Inc.	542,178
15,490	Southern Company	497,074

		4,394,427

Total Common Stocks		25,928,315

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Schedule of Portfolio Investments (continued)
November 30, 2009
(Unaudited)

Shares	Security Description	Value

Investment Companies — 4.0%
18,547	John Hancock Bank and Thrift Opportunity Fund, 0.06%	$253,167
108,497	Performance Money Market Fund, Institutional Class, 0.05%(a)(b)	108,497
50,890	Pimco Corporate Opportunity Fund, 0.12%	712,460

Total Investment Companies		1,074,124

Total Investments (Cost $29,884,120) — 100.1%		27,002,439
Liabilities in excess of other assets — (0.1)%		(36,887)

NET ASSETS — 100.0%		$26,965,552

(a)	Rate reflects the 7 day effective yield at November 30, 2009.

(b)	Investment in affiliate. Represents 0.4% of the net assets as of November 30, 2009

ADR American Depositary Receipt

LP	Limited Partnership

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2009
(Unaudited)

Shares	Security Description	Value

Common Stocks — 96.4%
Aerospace/Defense — 4.2%
6,000	Boeing Company	$314,460
4,000	General Dynamics Corporation	263,600
3,000	Goodrich Corporation	178,020
5,700	Raytheon Company	293,721
3,500	Rockwell Collins, Inc.	187,110
13,000	United Technologies Corporation	874,120

		2,111,031

Chemicals — 1.1%
3,000	FMC Corporation	167,970
2,500	PPG Industries, Inc.	148,575
4,000	Sigma-Aldrich Corporation	213,360

		529,905

Consumer Goods & Services — 11.6%
7,500	3M Company	580,800
3,000	Ball Corporation	148,230
22,800	Coca-Cola Company	1,304,160
8,400	Colgate-Palmolive Company	707,196
9,000	ConAgra Foods, Inc.	199,710
16,000	eBay, Inc.(a)	391,520
4,500	Molson Coors Brewing Company	203,445
6,400	NIKE, Inc., Class B	415,296
5,500	Pactiv Corporation(a)	133,925
12,100	PepsiCo, Inc.	752,862
12,200	Procter & Gamble Company	760,670
3,000	The J.M. Smucker Company	177,240

		5,775,054

Diversified — 2.5%
61,000	General Electric Company	977,220
7,000	Leggett & Platt, Inc.	136,220
2,500	Waters Corporation(a)	146,950

		1,260,390

Entertainment — 1.3%
22,000	The Walt Disney Company	664,840

Financial Services — 7.5%
5,500	Ameriprise Financial, Inc.	209,660
6,000	Fiserv, Inc.(a)	277,440
36,000	JPMorgan Chase & Company	1,529,640
9,000	Morgan Stanley	284,220
7,000	State Street Corporation	289,100
3,500	The Goldman Sachs Group, Inc.	593,810
19,000	Wells Fargo & Company	532,760

		3,716,630

Health Care — 11.7%
7,400	Abbott Laboratories	403,226
8,000	AmerisourceBergen Corporation	197,520
4,000	Amgen, Inc.(a)	225,400
21,000	Bristol-Myers Squibb Company	531,510
4,500	Express Scripts, Inc.(a)	386,100
5,500	Forest Laboratories, Inc.(a)	168,630
3,500	Hospira, Inc.(a)	164,325
4,000	Humana, Inc.(a)	166,040
12,600	Johnson & Johnson	791,784
3,000	McKesson Corporation	186,060
7,000	Medco Health Solutions, Inc.(a)	442,120
15,000	Merck & Company, Inc.	543,150
11,000	Mylan, Inc.(a)	196,570
41,000	Pfizer, Inc.	744,970
3,000	Quest Diagnostics, Inc.	173,820
4,500	Watson Pharmaceuticals, Inc.(a)	166,905
6,000	WellPoint, Inc.(a)	324,180

		5,812,310

Industrials — 1.4%
4,000	Consol Energy, Inc.	183,680
2,500	Flowserve Corporation	248,650
2,500	Precision Castparts Corporation	259,200

		691,530

Insurance — 1.9%
4,000	Chubb Corporation	200,560
5,000	CIGNA Corporation	160,400
9,500	The Travelers Companies, Inc.	497,705
5,000	Unum Group	95,200

		953,865

Metals & Mining — 0.4%
4,000	Peabody Energy Corporation	177,840

Oil & Gas — 12.0%
5,500	Anadarko Petroleum Corporation	327,415
3,000	Apache Corporation	285,840
5,000	Cameron International Corporation(a)	189,000
10,500	Chevron Corporation	819,420
1,500	Diamond Offshore Drilling, Inc.	149,310
4,000	ENSCO International, Inc.	176,000
3,000	EOG Resources, Inc.	259,470
17,000	Exxon Mobil Corporation	1,276,190
3,000	FMC Technologies, Inc.(a)	163,410
2,000	Murphy Oil Corporation	112,780
6,000	National-Oilwell Varco, Inc.	258,120

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2009
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)
Oil & Gas (continued)

3,000	Noble Energy, Inc.	$195,750
9,800	Occidental Petroleum Corporation	791,742
3,000	Praxair, Inc.	246,090
5,000	Rowan Companies, Inc.(a)	123,450
6,000	Schlumberger, Ltd.	383,340
5,000	Southwestern Energy Company(a)	219,800

		5,977,127

Railroads — 1.4%
3,500	Burlington Northern Santa Fe Corporation	344,050
3,000	CSX Corporation	142,440
3,000	Union Pacific Corporation	189,780

		676,270

Retail — 8.9%
7,000	Bed Bath & Beyond, Inc.(a)	261,520
5,000	Best Buy Company, Inc.	214,150
9,000	McDonald’s Corporation	569,250
2,000	Polo Ralph Lauren Corporation	153,700
6,000	RadioShack Corporation	113,160
7,500	Target Corporation	349,200
9,000	The Gap, Inc.	192,780
20,000	The Home Depot, Inc.	547,200
3,000	The Sherwin-Williams Company	182,520
9,000	TJX Companies, Inc.	345,420
2,200	VF Corporation	159,984
11,000	Wal-Mart Stores, Inc.	600,050
11,500	Walgreen Company	447,235
8,400	Yum! Brands, Inc.	296,268

		4,432,437

Services — 0.5%
1,000	W.W. Grainger, Inc.	97,700
8,000	Wyndham Worldwide Corporation	148,560

		246,260

Software — 0.4%
5,000	BMC Software, Inc.(a)	193,650

Technology — 20.5%
2,000	Affiliated Computer Services, Inc., Class A(a)	110,400
5,000	Apple, Inc.(a)	999,550
5,000	CA, Inc.	110,500
5,000	Cognizant Technology Solutions Corporation., Class A(a)	219,650
4,000	Computer Sciences Corporation(a)	221,240
1,700	Google, Inc. Class A(a)	991,100
30,200	Hewlett-Packard Company	1,481,612
44,900	Intel Corporation	862,080
15,400	International Business Machines Corporation	1,945,790
70,100	Microsoft Corporation	2,061,641
54,600	Oracle Corporation	1,205,568

		10,209,131

Telecommunications — 6.6%
24,200	AT&T, Inc.	651,948
8,480	CenturyTel, Inc.	301,804
45,500	Cisco Systems, Inc.(a)	1,064,700
6,000	QUALCOMM, Inc.	270,000
43,000	Qwest Communications International, Inc.	156,950
7,000	Time Warner Cable, Inc. Class A	293,230
10,800	Verizon Communications, Inc.	339,768
8,000	Viacom, Inc. Class B(a)	237,120

		3,315,520

Transportation — 0.6%
5,500	United Parcel Service, Inc. Class B	316,085

Utilities — 1.9%
12,000	CMS Energy Corporation	170,880
9,000	NiSource, Inc.	128,250
3,500	PG&E Corporation	148,190
9,700	Sempra Energy	515,458

		962,778

Total Common Stocks		48,022,653

Investment Companies — 3.5%
1,767,076	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	1,767,076

Total Investment Companies		1,767,076

Total Investments (Cost $44,425,955) — 99.9%		49,789,729
Other assets in excess of liabilities — 0.1%		41,354

NET ASSETS — 100.0%		$49,831,083

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at November 30, 2009.

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments
November 30, 2009
(Unaudited)

Shares	Security Description	Value

Common Stocks — 98.9%
Aerospace/Defense — 0.5%
13,000	BE Aerospace, Inc.(a)	$250,510

Chemicals — 3.4%
11,000	Airgas, Inc.	508,750
7,000	Ashland, Inc.	251,510
8,000	Lubrizol Corporation	580,160
11,000	Terra Industries, Inc.	424,380

		1,764,800

Commercial Services — 1.4%
7,000	Alliance Data Systems Corporation(a)	426,930
11,000	Gartner Group, Inc.(a)	208,120
9,000	Harte-Hanks, Inc.	86,490

		721,540

Consumer Goods & Services — 8.2%
4,000	Bob Evans Farms, Inc.	101,040
10,000	Church & Dwight Company, Inc.	590,400
10,000	Fossil, Inc.(a)	308,500
5,000	Greif, Inc., Class A	279,300
13,000	Hanesbrands, Inc.(a)	312,130
8,000	Hubbell, Inc. Class B	363,280
4,000	Lancaster Colony Corporation	190,880
7,000	NBTY, Inc.(a)	280,980
8,500	Netflix, Inc.(a)	498,355
7,000	Ralcorp Holdings, Inc.(a)	405,440
5,000	Scholastic Corporation	126,050
7,000	SPX Corporation	373,030
10,000	Tupperware Brands Corporation	465,500

		4,294,885

Diversified — 0.8%
6,000	Carlisle Companies, Inc.	192,660
8,000	Crane Company	223,600

		416,260

Education — 0.5%
3,000	ITT Educational Services, Inc.(a)	272,940

Energy — 0.9%
23,000	Arch Coal, Inc.	479,780

Entertainment — 1.9%
7,000	Life Time Fitness, Inc.(a)	158,200
16,000	Marvel Entertainment, Inc.(a)	832,800

		991,000

Financial Services — 2.3%
11,000	AmeriCredit Corporation(a)	202,950
16,000	Broadridge Financial Solutions, Inc.	351,680
4,000	Cullen/Frost Bankers, Inc.	192,080
8,000	Eaton Vance Corporation	241,120
9,000	Jefferies Group, Inc.(a)	211,050

		1,198,880

Health Care — 9.5%
13,000	Community Health Care, Inc.(a)	396,630
13,000	Edwards Lifesciences Corporation(a)	1,069,640
36,000	Health Management Associates, Inc. Class A(a)	220,680
17,000	Henry Schein, Inc.(a)	844,220
8,000	IDEXX Laboratories, Inc.(a)	400,400
8,000	Kinetic Concepts, Inc.(a)	269,680
14,000	ResMed, Inc.(a)	703,780
8,000	Universal Health Services, Inc., Class B	447,120
16,000	Vertex Pharmaceuticals, Inc.(a)	621,120

		4,973,270

Industrials — 6.3%
11,000	Arrow Electronics, Inc.(a)	289,080
9,000	Bucyrus International, Inc.	466,110
8,000	Energizer Holdings, Inc.(a)	450,720
9,000	MSC Industrial Direct Company, Inc. Class A	413,100
400	NVR, Inc.(a)	269,260
6,000	Roper Industries, Inc.	312,240
16,000	Temple-Inland, Inc.	287,840
22,000	The Valspar Corporation	576,840
3,000	Valmont Industries, Inc.	229,920

		3,295,110

Insurance — 5.6%
10,000	American Financial Group, Inc.	242,600
5,000	Everest Re Group, Ltd.	425,550
14,000	First American Corporation	444,080
21,000	HCC Insurance Holdings, Inc.	548,730
10,000	Horace Mann Educators Corporation	120,200
12,000	Reinsurance Group of America, Inc.	558,000
10,000	StanCorp Financial Group, Inc.	371,100
9,000	W.R. Berkley Corporation	222,390

		2,932,650

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2009
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)

Metals & Mining — 2.5%
13,000	Cliffs Natural Resources, Inc.	$572,780
14,000	Joy Global, Inc.	749,560

		1,322,340

Oil & Gas — 10.1%
6,000	Bill Barrett Corporation(a)	171,300
5,000	Cimarex Energy Company	234,200
9,000	Encore Acquisition Company(a)	405,180
7,000	Energen Corporation	304,500
10,000	FMC Technologies, Inc.(a)	544,700
16,000	Helmerich & Payne, Inc.	600,800
15,000	Newfield Exploration Company(a)	634,200
8,000	Oceaneering International, Inc.(a)	437,040
11,000	ONEOK, Inc.	440,220
10,000	Plains Exploration & Production Company(a)	272,100
26,000	Pride International, Inc.(a)	822,380
10,000	Southwestern Energy Company(a)	439,600

		5,306,220

Pharmaceuticals — 1.0%
17,000	Endo Pharmaceuticals Holdings, Inc.(a)	374,510
7,000	Medicis Pharmaceutical Corporation, Class A	165,130

		539,640

Real Estate Investment Trusts — 4.9%
4,000	Federal Realty Investment Trust	257,280
23,000	Hospitality Properties Trust	446,430
13,000	Liberty Property Trust	385,320
17,000	Nationwide Health Properties, Inc.	578,170
14,000	Rayonier, Inc.	556,360
7,000	SL Green Realty Corporation	310,940

		2,534,500

Retail — 12.3%
7,000	Aaron’s, Inc.	175,490
7,000	Advance Auto Parts, Inc.	275,100
12,000	Aeropostale, Inc.(a)	378,000
31,000	American Eagle Outfitters, Inc.	476,780
15,000	Carmax, Inc.(a)	298,200
19,000	Chico’s FAS, Inc.(a)	267,330
4,000	Chipotle Mexican Grill, Inc., Class A(a)	333,800
13,000	Collective Brands, Inc.(a)	251,420
12,000	Dollar Tree, Inc.(a)	587,640
7,000	Guess?, Inc.	259,350
5,000	Panera Bread Company, Class A(a)	314,800
20,000	PetSmart, Inc.	514,800
4,000	Phillips-Van Heusen Corporation	160,000
8,000	Rent-A-Center, Inc.(a)	141,520
26,500	Ross Stores, Inc.	1,165,470
11,000	The Cheesecake Factory, Inc.(a)	207,130
8,000	Urban Outfitters, Inc.(a)	253,120
5,000	Warnaco Group, Inc.(a)	203,550
8,000	Williams-Sonoma, Inc.	162,560

		6,426,060

Services — 4.3%
6,000	Fair Isaac Corporation	109,500
7,000	Hewitt Associates, Inc. Class A(a)	281,260
26,000	KBR, Inc.	484,380
12,000	Lender Processing Services, Inc.	501,360
10,000	Manpower, Inc.	492,600
9,000	Tech Data Corporation(a)	378,990

		2,248,090

Software — 4.0%
4,000	ManTech International Corporation, Class A(a)	173,120
6,000	McAfee, Inc.(a)	228,900
11,000	Quest Software, Inc.(a)	185,130
26,000	Sybase, Inc.(a)	1,046,240
20,000	Synopsys, Inc.(a)	449,400

		2,082,790

Technology — 11.6%
83,000	3Com Corporation(a)	611,710
11,000	Avnet, Inc.(a)	299,750
8,000	Beckman Coulter, Inc.	519,680
9,000	Cerner Corporation(a)	677,610
11,000	Cree, Inc.(a)	526,130
4,500	Equinix, Inc.(a)	432,855
8,000	F5 Networks, Inc.(a)	376,240
7,000	FactSet Research Systems, Inc.	506,450
15,000	Ingram Micro, Inc.(a)	254,850
7,000	Lam Research Corporation(a)	237,930
4,500	Mettler-Toledo International, Inc.(a)	447,660
1,800	Priceline.com, Inc.(a)	385,416

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Schedule of Portfolio Investments (continued)
November 30, 2009
(Unaudited)

Shares	Security Description	Value

Common Stocks (continued)
Technology (continued)

15,000	Western Digital Corporation(a)	$552,600
6,000	WMS Industries, Inc.(a)	233,280

		6,062,161

Telecommunications — 1.0%
39,000	Cincinnati Bell, Inc.(a)	116,220
10,000	CommScope, Inc.(a)	251,300
9,000	Syniverse Holdings, Inc.(a)	142,740

		510,260

Transportation — 1.1%
11,000	J.B. Hunt Transportation Services, Inc.	350,460
5,000	Tidewater, Inc.	224,750

		575,210

Utilities — 4.8%
8,000	AGL Resources, Inc.	276,400
11,000	DPL, Inc.	295,460
14,000	National Fuel Gas Company	655,620
22,000	NV Energy, Inc.	256,080
13,000	OGE Energy Corporation	449,800
12,000	UGI Corporation	281,760
10,000	WGL Holdings, Inc.	314,800

		2,529,920

Total Common Stocks		51,728,816

Investment Companies — 1.1%

596,243	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	596,243

Total Investment Companies		596,243

Total Investments (Cost $45,648,341) — 100.0%		52,325,059
Liabilities in excess of other assets — 0.0%		(8,145)

NET ASSETS — 100.0%		$52,316,914

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at November 30, 2009.

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Schedule of Portfolio Investments
November 30, 2009
(Unaudited)

Shares	Security Description	Value

Common Stocks — 97.2%
Aerospace/Defense — 3.5%
14,000	Goodrich Corporation	$830,760

Consumer Goods & Services — 11.7%
8,000	Amazon.com, Inc.(a)	1,087,280
17,000	Lancaster Colony Corporation	811,240
15,000	Netflix, Inc.(a)	879,450

		2,777,970

Electronics — 2.8%
51,000	NVIDIA Corporation(a)	666,060

Financial Services — 2.9%
4,000	The Goldman Sachs Group, Inc.	678,640

Health Care — 14.0%
12,000	Edwards Lifesciences Corporation(a)	987,360
14,000	Henry Schein, Inc.(a)	695,240
14,000	IDEXX Laboratories, Inc.(a)	700,700
19,000	Life Technologies Corporation(a)	945,820

		3,329,120

Oil & Gas — 6.9%
16,000	FMC Technologies, Inc.(a)	871,520
14,000	Oceaneering International, Inc.(a)	764,820

		1,636,340

Retail — 13.5%
20,000	Bed Bath & Beyond, Inc.(a)	747,200
18,000	Dollar Tree, Inc.(a)	881,460
35,000	Starbucks Corporation(a)	766,500
40,000	Williams-Sonoma, Inc.	812,800

		3,207,960

Services — 4.5%
11,000	W.W. Grainger, Inc.	1,074,700

Software — 8.3%
24,000	BMC Software, Inc.(a)	929,520
26,000	Sybase, Inc.(a)	1,046,240

		1,975,760

Technology — 25.2%
4,500	Apple, Inc.(a)	899,595
23,000	Cree, Inc.(a)	1,100,090
16,000	FactSet Research Systems, Inc.	1,157,600
8,000	International Business Machines Corporation	1,010,800
5,000	Priceline.com, Inc.(a)	1,070,600
38,000	SanDisk Corporation(a)	749,360

		5,988,045

Telecommunications — 3.9%
22,000	Time Warner Cable, Inc. Class A	921,580

Total Common Stocks		23,086,935

Investment Companies — 3.0%
701,450	Performance Money Market Fund, Institutional Class, 0.05%(b)(c)	701,450

Total Investment Companies		701,450

Total Investments (Cost $19,242,120) — 100.2%		23,788,385
Liabilities in excess of other assets — (0.2)%		(43,553)

NET ASSETS — 100.0%		$23,744,832

(a)	Non-income producing security.

(b)	Investment in affiliate.

(c)	Rate reflects the 7 day effective yield at November 30, 2009.

See notes to financial statements.

Performance Funds Trust
Statements of Assets and Liabilities
November 30, 2009
(Unaudited)

		The U.S.	The Short Term
	The Money	Treasury Money	Government
	Market Fund	Market Fund	Income Fund

Assets:
Investments in unaffiliated securities, at value	$614,464,058	$163,233,133	$78,784,041
Investments in affiliated securities, at value	—	—	814,345
Repurchase agreements, at value	46,593,346	—	—

Total Investments, at value	661,057,404	163,233,133	79,598,386

Interest and dividends receivable	257,105	31	532,331
Receivable for capital shares issued	—	—	15
Receivable from Advisor	—	10,493	—
Prepaid expenses	37,821	5,095	4,679

Total Assets	661,352,330	163,248,752	80,135,411

Liabilities:
Dividends payable	25,492	2,659	76,740
Payable for capital shares redeemed	—	—	2,999
Accrued expenses and other liabilities:
Advisory	19,728	—	26,333
Administration	7,528	1,807	947
Service Organization	—	—	3,923
Accounting	379	178	192
Distribution	329	—	1,295
Custodian	20,857	5,350	2,633
Transfer agent	10,657	1,605	2,500
Chief Compliance Officer	1,934	80	145
Other	111,914	28,042	9,607

Total Liabilities	198,818	39,721	127,314

Net Assets	$661,153,512	$163,209,031	$80,008,097

Composition of Net Assets:
Capital	$661,132,099	$163,176,353	$80,313,103
Accumulated (distributions in excess of) net investment income	(559)	6,495	27,668
Accumulated net realized gains/(losses) from investment transactions	21,972	26,183	(1,843,121)
Net unrealized appreciation/(depreciation) on investments	—	—	1,510,447

Net Assets	$661,153,512	$163,209,031	$80,008,097

Net Assets:
Institutional Class Shares	$646,960,725	$163,209,031	$73,751,140
Class A Shares	14,192,787	—	6,256,957
Class B Shares	—	—	—

Total Net Assets	$661,153,512	$163,209,031	$80,008,097

Shares Outstanding:
Institutional Class Shares	646,928,445	163,189,451	7,372,167
Class A Shares	14,193,923	—	625,898
Class B Shares	—	—	—
Net Asset Value, Offering Price and Redemption Price per share:
Institutional Class Shares	$1.00	$1.00	$10.00
Class A Shares	$1.00	—	$10.00
Class B Shares*	—	—	—
Maximum Sales Charge:
Class A Shares	N/A	N/A	3.00%
Maximum Offering Price per share (Net Asset Value/(100%-maximum sales charge) Class A Shares	—	—	$10.31

Investments in unaffiliated securities, at cost	$661,057,404	$163,233,133	$77,273,594
Investments in affiliated securities, at cost	—	—	814,345

Total Investments, at cost	$661,057,404	$163,233,133	$78,087,939

*	Redemption price per share varies on length of time shares are held.

See notes to financial statements.

The
Intermediate
Term Income	The Strategic	The Large Cap	The Mid Cap	The Leaders
Fund	Dividend Fund	Equity Fund	Equity Fund	Equity Fund

$69,716,295	$26,893,942	$48,022,653	$51,728,816	$23,086,935
673,736	108,497	1,767,076	596,243	701,450
—	—	—	—	—

70,390,031	27,002,439	49,789,729	52,325,059	23,788,385

538,892	115,722	118,177	50,213	17,874
1,649	40	1,115	490	97
—	—	—	—	—
3,861	4,052	14,224	14,995	12,772

70,934,433	27,122,253	49,923,245	52,390,757	23,819,128

142,431	136,645	15,650	—	—
96	—	32,595	21,446	51,475

26,800	11,195	24,477	33,224	13,699
835	322	593	632	278
3,269	1,457	1,458	1,716	900
39	381	362	327	247
1,708	283	2,676	3,310	356
2,330	888	1,632	1,772	783
2,985	2,701	8,604	6,461	3,515
136	53	95	98	66
9,618	2,776	4,020	4,857	2,977

190,247	156,701	92,162	73,843	74,296

$70,744,186	$26,965,552	$49,831,083	$52,316,914	$23,744,832

$65,075,756	$30,977,422	$55,236,539	$74,249,405	$38,968,956
(1,650)	410,620	23,694	(57,581)	(69,398)
50,567	(1,540,809)	(10,792,924)	(28,551,628)	(19,700,991)
5,619,513	(2,881,681)	5,363,774	6,676,718	4,546,265

$70,744,186	$26,965,552	$49,831,083	$52,316,914	$23,744,832

$62,747,433	$25,618,727	$37,131,075	$37,369,589	$22,323,227
7,996,753	1,346,825	12,569,259	14,628,836	1,336,274
—	—	130,749	318,489	85,331

$70,744,186	$26,965,552	$49,831,083	$52,316,914	$23,744,832

5,784,278	2,819,582	4,921,410	4,565,903	3,781,643
737,853	148,047	1,692,203	1,863,600	232,207
—	—	19,467	47,678	16,071

$10.85	$9.09	$7.54	$8.18	$5.90
$10.84	$9.10	$7.43	$7.85	$5.75
—	—	$6.72	$6.68	$5.31

5.25%	5.25%	5.25%	5.25%	5.25%
$11.44	$9.60	$7.84	$8.28	$6.07

$64,096,782	$29,775,623	$42,658,879	$45,052,098	$18,540,670
673,736	108,497	1,767,076	596,243	701,450

$64,770,518	$29,884,120	$44,425,955	$45,648,341	$19,242,120

See notes to financial statements.

Performance Funds Trust
Statements of Operations
For the six months ended November 30, 2009
(Unaudited)

				The
		The U.S.	The Short Term	Intermediate
	The Money	Treasury Money	Government	Term Income
	Market Fund	Market Fund	Income Fund	Fund

Investment Income:
Interest	$1,222,380	$112,052	$1,086,777	$1,689,563
Dividend	—	69	—	—
Income from affiliates	—	—	513	511

Total Investment Income	1,222,380	112,121	1,087,290	1,690,074

Expenses:
Advisory	1,037,649	230,160	154,405	169,261
Administration	197,571	43,839	22,050	19,338
Distribution:
Class A Shares	23,965	—	11,406	13,747
Class B Shares	—	—	—	—
Service Organization:
Institutional Class Shares	—	—	22,755	18,831
Class A Shares	—	—	—	47
Accounting	18,748	16,488	18,230	20,974
Audit	31,877	3,208	4,564	3,238
Custodian	138,354	30,688	15,441	13,541
Legal	103,566	18,982	12,297	10,465
Registration and filing	17,947	1,492	3,351	2,998
Chief Compliance Officer	36,818	7,226	3,966	3,416
Shareholder reports	19,444	1,590	2,227	1,681
Transfer agent	31,958	4,455	8,237	9,669
Trustee	22,279	4,320	2,415	2,047
Treasury Guarantee Program	88,273	—	—	—
Other	34,346	6,776	4,093	3,507

Total expenses before fee reductions	1,802,795	369,224	285,437	292,760
Advisory reductions and/or reimbursements	(729,351)	(252,748)	—	(13,541)
Distributor reductions	(21,911)	—	(3,259)	(3,928)

Net Expenses	1,051,533	116,476	282,178	275,291

Net Investment Income/(Loss)	170,847	(4,355)	805,112	1,414,783

Net Realized/Unrealized Gains/(Losses) from Investments:
Net realized gains/(losses) from investment transactions	1,155	6,933	812	50,567
Net change in unrealized appreciation/(depreciation) on investments	—	—	324,922	1,674,471

Net realized/unrealized gains from investments	1,155	6,933	325,734	1,725,038

Change in net assets resulting from operations	$172,002	$2,578	$1,130,846	$3,139,821

See notes to financial statements.

The Strategic	The Large Cap	The Mid Cap	The Leaders
Dividend Fund	Equity Fund	Equity Fund	Equity Fund

$6,390	$—	$46	$98
758,366	485,921	268,443	74,285
45	366	327	133

764,801	486,287	268,816	74,516

96,614	142,963	196,300	113,402
7,359	13,611	14,951	6,478

2,347	21,430	25,045	2,338
—	632	1,574	417

8,472	8,472	10,125	5,198
—	9	—	—
17,251	17,899	17,948	16,738
1,724	2,754	3,139	1,057
5,153	9,531	10,469	4,536
5,166	8,491	10,913	4,586
3,225	13,484	13,899	13,294
1,282	2,411	2,653	1,162
493	1,496	1,502	556
7,963	28,119	20,378	10,890
765	1,405	1,588	612
—	—	—	—
1,593	2,962	3,069	1,800

159,407	275,669	333,553	183,064
(34,614)	—	—	(38,482)
(671)	(6,123)	(7,156)	(668)

124,122	269,546	326,397	143,914

640,679	216,741	(57,581)	(69,398)

(101,640)	(958,394)	(388,112)	(18,561)

4,167,412	7,678,240	6,943,160	3,541,357

4,065,772	6,719,846	6,555,048	3,522,796

$4,706,451	$6,936,587	$6,497,467	$3,453,398

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets

			The U.S. Treasury
	The Money Market Fund		Money Market Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	November 30,	May 31,	November 30,	May 31,
	2009	2009	2009	2009
	(Unaudited)		(Unaudited)

Investment Activities:
Operations:
Net investment income/(loss)	$170,847	$7,207,958	$(4,355)	$838,135
Net realized gains/ (losses) from investment transactions	1,155	26,516	6,933	28,008
Change in unrealized appreciation/ depreciation on investments	—	—	—	—

Change in net assets resulting from operations	172,002	7,234,474	2,578	866,143

Dividends:
From net investment income:
Institutional Class Shares	(169,478)	(7,058,345)	(15,346)	(857,743)
Class A Shares	(1,369)	(150,172)	—	—
Class B Shares	—	—	—	—

Change in net assets from shareholder dividends	(170,847)	(7,208,517)	(15,346)	(857,743)

Change in net assets from capital transactions	(46,319,659)	(10,420,622)	47,214,796	(25,950,966)

Change in net assets	(46,318,504)	(10,394,665)	47,202,028	(25,942,566)
Net Assets:
Beginning of year	707,472,016	717,866,681	116,007,003	141,949,569

End of year	$661,153,512	$707,472,016	$163,209,031	$116,007,003

Accumulated (distributions in excess of) net investment income	$(559)	$(559)	$6,495	$26,196

(a)	Effective October 28, 2008, all Class B Shares of this Fund were liquidated and Class B shares were no longer offered.

See notes to financial statements.

The Short Term Government		The Intermediate Term
Income Fund		Income Fund
For the	For the	For the	For the
six months ended	year ended	six months ended	year ended
November 30,	May 31,	November 30,	May 31,
2009	2009	2009	2009(a)
(Unaudited)		(Unaudited)

$805,112	$2,295,091	$1,414,783	$2,922,435

812	87,122	50,567	479,801

324,922	166,487	1,674,471	1,815,034

1,130,846	2,548,700	3,139,821	5,217,270

(741,813)	(2,110,938)	(1,254,822)	(2,680,448)
(62,688)	(182,556)	(157,229)	(284,030)
—	—	—	(1,279)

(804,501)	(2,293,494)	(1,412,051)	(2,965,757)

(2,133,940)	12,034,781	5,968,125	(16,243,252)

(1,807,595)	12,289,987	7,695,895	(13,991,739)

81,815,692	69,525,705	63,048,291	77,040,030

$80,008,097	$81,815,692	$70,744,186	$63,048,291

$27,668	$27,057	$(1,650)	$(4,382)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	November 30,	May 31,	November 30,	May 31,
	2009	2009	2009	2009
	(Unaudited)		(Unaudited)

Investment Activities:
Operations:
Net investment income/(loss)	$640,679	$927,947	$216,741	$543,429
Net realized gains/ (losses) from investment transactions	(101,640)	(1,286,680)	(958,394)	(9,751,522)
Net realized gain distributions from investment companies	—	11,534	—	—
Net realized gains from disposal of investments in violation of restrictions	—	—	—	—
Change in unrealized appreciation/ depreciation on investments	4,167,412	(12,902,943)	7,678,240	(13,105,470)

Change in net assets resulting from operations	4,706,451	(13,250,142)	6,936,587	(22,313,563)

Dividends:
From net investment income:
Institutional Class Shares	(219,315)	(725,856)	(163,502)	(397,029)
Class A Shares	(10,744)	(27,501)	(45,162)	(127,731)
Class B Shares	—	—	(162)	(815)
From net realized gains from investment transactions:
Institutional Class Shares	—	(784,143)	—	—
Class A Shares	—	(34,513)	—	—
Class B Shares	—	—	—	—
Return of Capital:
Institutional Class Shares	—	(237,433)	—	—
Class A Shares	—	(10,954)	—	—

Change in net assets from shareholder dividends	(230,059)	(1,820,400)	(208,826)	(525,575)

Change in net assets from capital transactions	(1,912,686)	(11,951,553)	(1,972,898)	3,397,084

Change in net assets	2,563,706	(27,022,095)	4,754,863	(19,442,054)
Net Assets:
Beginning of year	24,401,846	51,423,941	45,076,220	64,518,274

End of year	$26,965,552	$24,401,846	$49,831,083	$45,076,220

Accumulated (distributions in excess of) net investment income	$410,620	$—	$23,694	$15,779

See notes to financial statements.

The Mid Cap Equity Fund		The Leaders Equity Fund
For the	For the	For the	For the
six months ended	year ended	six months ended	year ended
November 30,	May 31,	November 30,	May 31,
2009	2009	2009	2009
(Unaudited)		(Unaudited)

$(57,581)	$(29,911)	$(69,398)	$(132,148)

(388,112)	(28,122,314)	(18,561)	(18,803,586)

—	—	—	—

—	—	—	5,304

6,943,160	(25,583,064)	3,541,357	(7,675,392)

6,497,467	(53,735,289)	3,453,398	(26,605,822)

—	—	—	—
—	—	—	—
—	—	—	—

—	(2,499,772)	—	—
—	(778,955)	—	—
—	(22,452)	—	—

—	(18,401)	—	—
—	(4,506)	—	—

—	(3,324,086)	—	—

(3,716,039)	7,750,459	(1,274,993)	(8,113,772)

2,781,428	(49,308,916)	2,178,405	(34,719,594)

49,535,486	98,844,402	21,566,427	56,286,021

$52,316,914	$49,535,486	$23,744,832	$21,566,427

$(57,581)	$—	$(69,398)	$—

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

			The U.S. Treasury
	The Money Market Fund		Money Market Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	November 30,	May 31,	November 30,	May 31,
	2009	2009	2009	2009
	(Unaudited)		(Unaudited)

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$499,148,724	$1,162,528,885	$245,347,597	$425,587,614
Dividends reinvested	173	11,218	102	1,233
Cost of shares redeemed	(545,093,549)	(1,165,189,872)	(198,132,903)	(451,539,813)

Institutional Class Shares capital transactions	(45,944,652)	(2,649,769)	47,214,796	(25,950,966)

Class A Shares:
Proceeds from shares issued	4,328,823	16,669,165	—	—
Dividends reinvested	1,368	149,692	—	—
Cost of shares redeemed	(4,705,198)	(24,589,710)	—	—

Class A Shares capital transactions	(375,007)	(7,770,853)	—	—

Class B Shares:
Dividends reinvested	—	—	—	—
Cost of shares redeemed	—	—	—	—

Class B Shares capital transactions	—	—	—	—

Change in net assets from capital transactions	$(46,319,659)	$(10,420,622)	$47,214,796	$(25,950,966)

Share Transactions:
Institutional Class Shares:
Issued	499,148,724	1,162,528,885	245,347,597	425,587,614
Reinvested	173	11,218	102	1,233
Redeemed	(545,093,549)	(1,165,189,872)	(198,132,903)	(451,539,813)

Change in Institutional Class Shares	(45,944,652)	(2,649,769)	47,214,796	(25,950,966)

Class A Shares:
Issued	4,328,823	16,669,165	—	—
Reinvested	1,368	149,692	—	—
Redeemed	(4,705,198)	(24,589,710)	—	—

Change in Class A Shares	(375,007)	(7,770,853)	—	—

Class B Shares:
Reinvested	—	—	—	—
Redeemed	—	—	—	—

Change in Class B Shares	—	—	—	—

Change in shares	(46,319,659)	(10,420,622)	47,214,796	(25,950,966)

(a)	Effective October 28, 2008, all Class B Shares of this Fund were liquidated and Class B shares were no longer offered.

See notes to financial statements.

The Short Term Government		The Intermediate Term
Income Fund		Income Fund
For the	For the	For the	For the
six months ended	year ended	six months ended	year ended
November 30,	May 31,	November 30,	May 31,
2009	2009	2009	2009(a)
(Unaudited)		(Unaudited)

$12,154,106	$28,476,570	$10,760,470	$11,235,158
252,268	875,655	436,613	1,138,182
(14,107,097)	(18,983,870)	(5,371,281)	(29,740,125)

(1,700,723)	10,368,355	5,825,802	(17,366,785)

555,191	2,983,475	1,727,514	3,023,108
61,958	179,391	146,897	275,232
(1,050,366)	(1,496,440)	(1,732,088)	(2,069,040)

(433,217)	1,666,426	142,323	1,229,300

—	—	—	560
—	—	—	(106,327)

—	—	—	(105,767)

$(2,133,940)	$12,034,781	$5,968,125	$(16,243,252)

1,221,677	2,858,940	1,017,355	1,071,147
25,323	88,022	40,705	109,437
(1,420,403)	(1,905,972)	(505,180)	(2,842,220)

(173,403)	1,040,990	552,880	(1,661,636)

55,818	299,936	161,052	288,361
6,223	18,033	13,709	26,398
(105,614)	(150,669)	(161,968)	(198,058)

(43,573)	167,300	12,793	116,701

—	—	—	55
—	—	—	(10,507)

—	—	—	(10,452)

(216,976)	1,208,290	565,673	(1,555,387)

See notes to financial statements.

Performance Funds Trust
Statements of Changes in Net Assets (continued)

	The Strategic Dividend Fund		The Large Cap Equity Fund
	For the	For the	For the	For the
	six months ended	year ended	six months ended	year ended
	November 30,	May 31,	November 30,	May 31,
	2009	2009	2009	2009
	(Unaudited)		(Unaudited)

Capital Transactions:
Institutional Class Shares:
Proceeds from shares issued	$954,947	$5,287,441	$1,546,306	$11,831,018
Dividends reinvested	61,913	575,977	91,908	235,818
Cost of shares redeemed	(2,799,869)	(18,293,100)	(2,789,256)	(7,195,918)

Institutional Class Shares capital transactions	(1,783,009)	(12,429,682)	(1,151,042)	4,870,918

Class A Shares:
Proceeds from shares issued	92,520	537,459	432,396	1,257,590
Dividends reinvested	10,729	72,855	44,862	126,513
Cost of shares redeemed	(232,926)	(132,185)	(1,286,353)	(2,736,239)

Class A Shares capital transactions	(129,677)	478,129	(809,095)	(1,352,136)

Class B Shares:
Proceeds from shares issued	—	—	699	2,528
Dividends reinvested	—	—	150	766
Cost of shares redeemed	—	—	(13,610)	(124,992)

Class B Shares capital transactions	—	—	(12,761)	(121,698)

Change in net assets from capital transactions	$(1,912,686)	$(11,951,553)	$(1,972,898)	$3,397,084

Share Transactions:
Institutional Class Shares:
Issued	119,320	635,869	219,509	1,657,308
Reinvested	6,858	73,590	12,895	33,937
Redeemed	(341,961)	(1,920,802)	(397,335)	(1,038,251)

Change in Institutional Class Shares	(215,783)	(1,211,343)	(164,931)	652,994

Class A Shares:
Issued	11,139	59,441	63,094	173,862
Reinvested	1,186	9,439	6,382	18,568
Redeemed	(26,943)	(14,341)	(183,041)	(382,190)

Change in Class A Shares	(14,618)	54,539	(113,565)	(189,760)

Class B Shares:
Issued	—	—	111	391
Reinvested	—	—	23	128
Redeemed	—	—	(2,311)	(17,716)

Change in Class B Shares	—	—	(2,177)	(17,197)

Change in shares	(230,401)	(1,156,804)	(280,673)	446,037

See notes to financial statements.

The Mid Cap Equity Fund		The Leaders Equity Fund
For the	For the	For the	For the
six months ended	year ended	six months ended	year ended
November 30,	May 31,	November 30,	May 31,
2009	2009	2009	2009
(Unaudited)		(Unaudited)

$1,768,547	$26,075,567	$694,705	$4,796,296
—	1,415,018	—	—
(4,872,138)	(19,733,062)	(1,736,870)	(12,740,853)

(3,103,591)	7,757,523	(1,042,165)	(7,944,557)

653,273	4,534,052	65,738	289,739
—	779,211	—	—
(1,225,173)	(5,266,441)	(280,448)	(416,873)

(571,900)	46,822	(214,710)	(127,134)

6,375	13,911	1,178	2,400
—	22,452	—	—
(46,923)	(90,249)	(19,296)	(44,481)

(40,548)	(53,886)	(18,118)	(42,081)

$(3,716,039)	$7,750,459	$(1,274,993)	$(8,113,772)

231,472	2,246,240	137,301	739,618
—	201,331	—	—
(613,137)	(2,485,616)	(316,510)	(2,427,510)

(381,665)	(38,045)	(179,209)	(1,687,892)

87,259	421,174	12,662	48,140
—	115,290	—	—
(162,040)	(525,258)	(52,385)	(67,305)

(74,781)	11,206	(39,723)	(19,165)

1,010	1,827	245	445
—	3,878	—	—
(7,866)	(10,372)	(4,243)	(8,482)

(6,856)	(4,667)	(3,998)	(8,037)

(463,302)	(31,506)	(222,930)	(1,715,094)

See notes to financial statements.

Performance Funds Trust
The Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
				Net
	Net Asset			Realized and
	Value,	Net		Unrealized		Total from		Net
	Beginning	Investment		Gains/(Losses)		Investment		Investment	Total
	of Period	Income		on Investments		Activities		Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2009 (Unaudited)	$1.00	$—	*	$—	*	$—	*	$— *	$— *
Year Ended May 31, 2009	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Year Ended May 31, 2008	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year Ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year Ended May 31, 2006	1.00	0.04		—	*	0.04		(0.04)	(0.04)
Year Ended May 31, 2005	1.00	0.02		—	*	0.02		(0.02)	(0.02)
Class A Shares
Six Months Ended November 30, 2009 (Unaudited)	1.00	—	*	—	*	—	*	— *	— *
Year Ended May 31, 2009	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Year Ended May 31, 2008	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2007	1.00	0.05		—	*	0.05		(0.05)	(0.05)
Year Ended May 31, 2006	1.00	0.03		—	*	0.03		(0.03)	(0.03)
Year Ended May 31, 2005	1.00	—	*	—	*	—	*	— *	— *

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset		at End of	Expenses	Income	Expenses
Value, End	Total	Period	to Average	to Average	to Average
of Period	Return(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)

$1.00	0.03%	$646,961	0.30%	0.05%	0.51%
1.00	0.97%	692,904	0.48%	0.96%	0.52%
1.00	3.78%	695,529	0.48%	3.56%	0.52%
1.00	4.86%	451,062	0.48%	4.75%	0.52%
1.00	3.58%	478,886	0.47%	3.54%	0.51%
1.00	1.55%	450,051	0.48%	1.54%	0.59%

1.00	0.01%	14,193	0.33%	0.02%	0.86%
1.00	0.78%	14,568	0.67%	0.87%	0.87%
1.00	3.52%	22,338	0.73%	3.49%	0.87%
1.00	4.60%	29,016	0.73%	4.50%	0.87%
1.00	3.32%	37,955	0.72%	3.28%	0.86%
1.00	1.30%	36,207	0.73%	1.26%	0.94%

See notes to financial statements.

Performance Funds Trust
The U.S. Treasury Money Market Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities						Dividends
				Net
	Net Asset			Realized and
	Value,	Net		Unrealized		Total from		Net
	Beginning	Investment		Gains on		Investment		Investment	Total
	of Period	Income		Investments		Activities		Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2009 (Unaudited)	$1.00	$—	*	$—	*	$—	*	$— *	$— *
Year Ended May 31, 2009	1.00	0.01		—	*	0.01		(0.01)	(0.01)
Period Ended May 31, 2008(d)	1.00	0.02		—	*	0.02		(0.02)	(0.02)

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(d)	Fund commenced operations on September 18, 2007.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset		at End of	Expenses	Income/(Loss)	Expenses
Value, End	Total	Period	to Average	to Average	to Average
of Period	Return(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)

$1.00	0.01%	$163,209	0.15%	(0.01)%	0.48%
1.00	0.54%	116,007	0.25%	0.50%	0.52%
1.00	1.68%	141,950	0.36%	2.32%	0.56%

See notes to financial statements.

Performance Funds Trust
The Short Term Government Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2009 (Unaudited)	$9.96	$0.11	$0.04	$0.15	$(0.11)	$(0.11)
Year Ended May 31, 2009	9.92	0.33	0.04	0.37	(0.33)	(0.33)
Year Ended May 31, 2008	9.71	0.38	0.21	0.59	(0.38)	(0.38)
Year Ended May 31, 2007	9.66	0.35	0.07	0.42	(0.37)	(0.37)
Year Ended May 31, 2006	9.83	0.29	(0.15)	0.14	(0.31)	(0.31)
Year Ended May 31, 2005	9.94	0.25	(0.08)	0.17	(0.28)	(0.28)
Class A Shares
Six Months Ended November 30, 2009 (Unaudited)	9.95	0.10	0.05	0.15	(0.10)	(0.10)
Year Ended May 31, 2009	9.92	0.31	0.03	0.34	(0.31)	(0.31)
Year Ended May 31, 2008	9.70	0.36	0.22	0.58	(0.36)	(0.36)
Year Ended May 31, 2007	9.65	0.33	0.07	0.40	(0.35)	(0.35)
Year Ended May 31, 2006	9.82	0.28	(0.15)	0.13	(0.30)	(0.30)
Year Ended May 31, 2005	9.93	0.23	(0.09)	0.14	(0.25)	(0.25)

(a)	Not annualized for periods less than one year.

(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses	Income	Expenses
Value, End	(Excludes Sales	Period	to Average	to Average	to Average	Portfolio
of Period	Charge)(a)(b)	(000’s)	Net Assets(b)(c)	Net Assets(b)(c)	Net Assets(c)(d)	Turnover(e)

$10.00	1.46%	$73,751	0.72%	2.10%	0.72%	35.35%
9.96	3.75%	75,152	0.74%	3.27%	0.74%	31.95%
9.92	6.14%	64,546	0.77%	3.76%	0.81%	28.90%
9.71	4.44%	63,663	0.77%	3.64%	0.77%	37.78%
9.66	1.48%	102,892	0.74%	2.95%	0.74%	35.38%
9.83	1.72%	77,271	0.76%	2.62%	0.76%	68.96%

10.00	1.47%	6,257	0.90%	1.93%	1.00%	35.35%
9.95	3.45%	6,664	0.92%	3.07%	1.02%	31.95%
9.92	6.07%	4,980	0.94%	3.60%	1.09%	28.90%
9.70	4.25%	5,245	0.95%	3.47%	1.05%	37.78%
9.65	1.30%	6,254	0.93%	2.75%	1.02%	35.38%
9.82	1.46%	7,422	1.01%	2.37%	1.11%	68.96%

See notes to financial statements.

Performance Funds Trust
The Intermediate Term Income Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Total
	of Period	Income	on Investments	Activities	Income	Dividends

Institutional Class Shares
Six Months Ended November 30, 2009 (Unaudited)	$10.59	$0.22	$0.26	$0.48	$(0.22)	$(0.22)
Year Ended May 31, 2009	10.26	0.43	0.34	0.77	(0.44)	(0.44)
Year Ended May 31, 2008	9.99	0.45	0.27	0.72	(0.45)	(0.45)
Year Ended May 31, 2007	9.95	0.46	0.04	0.50	(0.46)	(0.46)
Year Ended May 31, 2006	10.45	0.48	(0.50)	(0.02)	(0.48)	(0.48)
Year Ended May 31, 2005	10.39	0.48	0.05	0.53	(0.47)	(0.47)
Class A Shares
Six Months Ended November 30, 2009 (Unaudited)	10.58	0.21	0.26	0.47	(0.21)	(0.21)
Year Ended May 31, 2009	10.25	0.41	0.34	0.75	(0.42)	(0.42)
Year Ended May 31, 2008	9.98	0.44	0.27	0.71	(0.44)	(0.44)
Year Ended May 31, 2007	9.94	0.45	0.04	0.49	(0.45)	(0.45)
Year Ended May 31, 2006	10.44	0.46	(0.50)	(0.04)	(0.46)	(0.46)
Year Ended May 31, 2005	10.38	0.45	0.06	0.51	(0.45)	(0.45)

(a)	Not annualized for periods less than one year.

(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05% and 0.05% for Institutional Class Shares and Class A Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses to	Income	Expenses
Value, End	(Excludes Sales	Period	Average Net	to Average	to Average	Portfolio
of Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Net Assets(b)(c)	Net Assets(c)(d)	Turnover(e)

$10.85	4.62%	$62,747	0.79%	4.20%	0.83%	6.52%
10.59	7.71%	55,380	0.81%	4.20%	0.85%	3.88%
10.26	7.34%	70,700	0.81%	4.41%	0.90%	10.56%
9.99	5.12%	78,322	0.86%	4.50%	0.90%	5.62%
9.95	(0.22)%	41,187	0.87%	4.65%	0.92%	1.56%
10.45	5.22%	63,370	0.83%	4.50%	0.88%	6.71%

10.84	4.52%	7,997	0.98%	4.01%	1.12%	6.52%
10.58	7.51%	7,668	1.00%	4.00%	1.14%	3.88%
10.25	7.16%	6,233	0.98%	4.23%	1.17%	10.56%
9.98	4.94%	6,173	0.98%	4.40%	1.12%	5.62%
9.94	(0.39)%	6,628	1.04%	4.48%	1.19%	1.56%
10.44	4.96%	7,751	1.08%	4.25%	1.23%	6.71%

See notes to financial statements.

Performance Funds Trust
The Strategic Dividend Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities				Dividends
				Net
	Net Asset			Realized and
	Value,	Net		Unrealized	Total from	Net
	Beginning	Investment		Gains/(Losses)	Investment	Investment	Return of	Net Realized	Total
	of Period	Income		on Investments	Activities	Income	Capital	Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2009 (Unaudited)	$7.63	$0.22		$1.32	$1.54	$(0.08)	$—	$—	$(0.08)
Year Ended May 31, 2009	11.81	0.26		(3.91)	(3.65)	(0.22)	(0.07)	(0.24)	(0.53)
Year Ended May 31, 2008	12.58	0.33	(e)	(0.39)	(0.05)	(0.33)	—	(0.39)	(0.72)
Year Ended May 31, 2007	10.77	0.28		1.96	2.24	(0.30)	—	(0.13)	(0.43)
Year Ended May 31, 2006	10.23	0.31		0.57	0.88	(0.27)	(0.03)	(0.04)	(0.34)
Period Ended May 31, 2005(f)	10.00	0.16		0.24	0.40	(0.17)	—	—	(0.17)
Class A Shares
Six Months Ended November 30, 2009 (Unaudited)	7.64	0.19		1.34	1.53	(0.07)	—	—	(0.07)
Year Ended May 31, 2009	11.83	0.25		(3.92)	(3.67)	(0.21)	(0.07)	(0.24)	(0.52)
Year Ended May 31, 2008	12.60	0.30	(e)	(0.42)	(0.08)	(0.30)	—	(0.39)	(0.69)
Year Ended May 31, 2007	10.78	0.25		1.96	2.21	(0.26)	—	(0.13)	(0.39)
Year Ended May 31, 2006	10.23	0.30		0.57	0.87	(0.25)	(0.03)	(0.04)	(0.32)
Period Ended May 31, 2005(f)	10.00	0.15		0.24	0.39	(0.16)	—	—	(0.16)

(a)	Not annualized for periods less than one year.

(b)	Annualized for periods less than one year.

(c)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(d)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

(e)	Amounts calculated using the daily average shares method.

(f)	Fund commenced operations on November 9, 2004.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses	Income	Expenses
Value, End of	(Excludes Sales	Period	to Average	to Average	to Average	Portfolio
Period	Charge)(a)	(000’s)	Net Assets(b)	Net Assets(b)	Net Assets(b)(c)	Turnover(d)

$9.09	20.16%	$25,619	0.95%	5.01%	1.22%	4.11%
7.63	(30.84)%	23,158	0.95%	3.13%	1.20%	8.05%
11.81	(0.27)%	50,145	0.95%	2.81%	1.17%	6.61%
12.58	21.25%	54,103	0.95%	2.56%	1.13%	17.04%
10.77	8.67%	32,250	0.95%	2.89%	1.17%	8.92%
10.23	3.94%	19,218	0.95%	3.14%	1.47%	9.13%

9.10	20.06%	1,347	1.20%	4.34%	1.50%	4.11%
7.64	(31.02)%	1,243	1.20%	2.97%	1.48%	8.05%
11.83	(0.48)%	1,279	1.20%	2.55%	1.44%	6.61%
12.60	20.89%	1,924	1.20%	2.28%	1.41%	17.04%
10.78	8.53%	1,373	1.20%	2.73%	1.52%	8.92%
10.23	3.91%	1,227	1.20%	2.94%	1.84%	9.13%

See notes to financial statements.

Performance Funds Trust
The Large Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from	Net	Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Income	Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2009 (Unaudited)	$6.55	$0.03	$0.99	$1.02	$(0.03)	$—	$(0.03)
Year Ended May 31, 2009	10.03	0.08	(3.48)	(3.40)	(0.08)	—	(0.08)
Year Ended May 31, 2008	12.43	0.06	(0.61)	(0.55)	(0.06)	(1.79)	(1.85)
Year Ended May 31, 2007	14.21	0.09	1.87	1.96	(0.10)	(3.64)	(3.74)
Year Ended May 31, 2006	15.12	0.05	1.44	1.49	(0.04)	(2.36)	(2.40)
Year Ended May 31, 2005	15.75	0.16	1.43	1.59	(0.15)	(2.07)	(2.22)
Class A Shares
Six Months Ended November 30, 2009 (Unaudited)	6.45	0.03	0.98	1.01	(0.03)	—	(0.03)
Year Ended May 31, 2009	9.88	0.07	(3.43)	(3.36)	(0.07)	—	(0.07)
Year Ended May 31, 2008	12.28	0.05	(0.61)	(0.56)	(0.05)	(1.79)	(1.84)
Year Ended May 31, 2007	14.08	0.07	1.85	1.92	(0.08)	(3.64)	(3.72)
Year Ended May 31, 2006	15.01	0.03	1.43	1.46	(0.03)	(2.36)	(2.39)
Year Ended May 31, 2005	15.66	0.12	1.43	1.55	(0.13)	(2.07)	(2.20)
Class B Shares
Six Months Ended November 30, 2009 (Unaudited)	5.84	— *	0.89	0.89	(0.01)	—	(0.01)
Year Ended May 31, 2009	8.97	— *	(3.10)	(3.10)	(0.03)	—	(0.03)
Year Ended May 31, 2008	11.38	(0.07)	(0.52)	(0.59)	(0.03)	(1.79)	(1.82)
Year Ended May 31, 2007	13.34	(0.04)	1.75	1.71	(0.03)	(3.64)	(3.67)
Year Ended May 31, 2006	14.42	(0.08)	1.36	1.28	—	(2.36)	(2.36)
Year Ended May 31, 2005	15.18	—	1.38	1.38	(0.07)	(2.07)	(2.14)

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.06% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses to	Income/(Loss)	Expenses
Value, End	(Excludes Sales	Period	Average Net	to Average	to Average	Portfolio
of Period	Charge)(a)(b)	(000’s)	Assets(b)(c)	Net Assets(b)(c)	Net Assets(c)(d)	Turnover(e)

$7.54	15.65%	$37,131	1.08%	0.96%	1.08%	32.82%
6.55	(33.93)%	33,308	1.07%	1.16%	1.07%	57.10%
10.03	(5.27)%	44,461	1.09%	0.61%	1.14%	51.79%
12.43	16.30%	39,081	1.08%	0.75%	1.08%	108.51%
14.21	10.12%	52,782	1.04%	0.38%	1.04%	79.00%
15.12	10.43%	62,083	1.03%	1.02%	1.03%	78.95%

7.43	15.62%	12,569	1.28%	0.76%	1.38%	32.82%
6.45	(34.06)%	11,642	1.27%	0.93%	1.37%	57.10%
9.88	(5.44)%	19,709	1.26%	0.43%	1.41%	51.79%
12.28	16.15%	23,711	1.26%	0.54%	1.36%	108.51%
14.08	9.93%	25,971	1.21%	0.20%	1.31%	79.00%
15.01	10.16%	27,457	1.27%	0.77%	1.37%	78.95%

6.72	15.22%	131	2.03%	0.01%	2.03%	32.82%
5.84	(34.53)%	126	2.02%	0.11%	2.02%	57.10%
8.97	(6.19)%	348	2.01%	(0.36)%	2.07%	51.79%
11.38	15.32%	1,104	1.99%	(0.16)%	1.99%	108.51%
13.34	9.04%	2,334	1.96%	(0.54)%	1.96%	79.00%
14.42	9.34%	2,591	2.03%	0.02%	2.03%	78.95%

See notes to financial statements.

Performance Funds Trust
The Mid Cap Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from	Net			Net
	Beginning	Investment	Gains/(Losses)	Investment	Investment	Return of		Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Income	Capital		Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2009 (Unaudited)	$7.23	$(0.01)	$0.96	$0.95	$—	$—		$—	$—
Year Ended May 31, 2009	14.34	— *	(6.68)	(6.68)	—	—	*	(0.43)	(0.43)
Year Ended May 31, 2008	14.72	(0.04)	1.01	0.97	— *	—		(1.35)	(1.35)
Year Ended May 31, 2007	15.65	(0.02)	2.26	2.24	(0.02)	—		(3.15)	(3.17)
Year Ended May 31, 2006	15.97	(0.01)	1.98	1.97	— *	—		(2.29)	(2.29)
Year Ended May 31, 2005	15.96	0.03	1.92	1.95	(0.02)	—		(1.92)	(1.94)
Class A Shares
Six Months Ended November 30, 2009 (Unaudited)	6.94	(0.01)	0.92	0.91	—	—		—	—
Year Ended May 31, 2009	13.82	(0.02)	(6.43)	(6.45)	—	—	*	(0.43)	(0.43)
Year Ended May 31, 2008	14.26	(0.06)	0.97	0.91	—	—		(1.35)	(1.35)
Year Ended May 31, 2007	15.27	(0.06)	2.21	2.15	(0.01)	—		(3.15)	(3.16)
Year Ended May 31, 2006	15.66	(0.04)	1.94	1.90	—	—		(2.29)	(2.29)
Year Ended May 31, 2005	15.72	0.01	1.87	1.88	(0.02)	—		(1.92)	(1.94)
Class B Shares
Six Months Ended November 30, 2009 (Unaudited)	5.93	(0.04)	0.79	0.75	—	—		—	—
Year Ended May 31, 2009	12.01	(0.07)	(5.58)	(5.65)	—	—		(0.43)	(0.43)
Year Ended May 31, 2008	12.65	(0.17)	0.88	0.71	—	—		(1.35)	(1.35)
Year Ended May 31, 2007	14.00	(0.16)	1.97	1.81	(0.01)	—		(3.15)	(3.16)
Year Ended May 31, 2006	14.62	(0.14)	1.81	1.67	—	—		(2.29)	(2.29)
Year Ended May 31, 2005	14.90	(0.12)	1.77	1.65	(0.01)	—		(1.92)	(1.93)

*	Less than $0.005 per share.

(a)	Not annualized for periods less than one year.

(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were voluntarily reduced. If such voluntary fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses	Income/(Loss)	Expenses
Value, End	(Excludes Sales	Period	to Average	to Average	to Average	Portfolio
of Period	Charge)(a)(b)	(000’s)	Net Assets(b)(c)	Net Assets(b)(c)	Net Assets(c)(d)	Turnover(e)

$8.18	13.14%	$37,370	1.19%	(0.16)%	1.19%	49.83%
7.23	(46.47)%	35,761	1.14%	0.02%	1.14%	117.36%
14.34	6.85%	71,496	1.15%	(0.31)%	1.20%	63.22%
14.72	17.58%	59,283	1.20%	(0.24)%	1.20%	66.55%
15.65	12.50%	74,275	1.14%	(0.08)%	1.14%	79.67%
15.97	12.90%	70,363	1.15%	0.18%	1.15%	78.09%

7.85	13.11%	14,629	1.38%	(0.36)%	1.48%	49.83%
6.94	(46.57)%	13,451	1.33%	(0.20)%	1.43%	117.36%
13.82	6.64%	26,637	1.32%	(0.48)%	1.47%	63.22%
14.26	17.46%	25,851	1.37%	(0.40)%	1.47%	66.55%
15.27	12.28%	28,752	1.32%	(0.26)%	1.42%	79.67%
15.66	12.69%	23,440	1.40%	(0.06)%	1.50%	78.09%

6.68	12.65%	318	2.13%	(1.10)%	2.13%	49.83%
5.93	(46.95)%	323	2.08%	(0.95)%	2.08%	117.36%
12.01	5.86%	711	2.07%	(1.22)%	2.12%	63.22%
12.65	16.46%	1,028	2.13%	(1.15)%	2.13%	66.55%
14.00	11.53%	1,412	2.06%	(1.01)%	2.06%	79.67%
14.62	11.81%	1,092	2.15%	(0.82)%	2.15%	78.09%

See notes to financial statements.

Performance Funds Trust
The Leaders Equity Fund
Financial Highlights

Selected data for a share outstanding throughout the period indicated.

		Investment Activities			Dividends
			Net
	Net Asset		Realized and
	Value,	Net	Unrealized	Total from		Net
	Beginning	Investment	Gains/(Losses)	Investment	Return of	Realized	Total
	of Period	Income/(Loss)	on Investments	Activities	Capital	Gains	Dividends

Institutional Class Shares
Six Months Ended November 30, 2009 (Unaudited)	$5.08	$(0.02)	$0.84	$0.82	$—	$—	$—
Year Ended May 31, 2009	9.45	(0.03)	(4.34)	(4.37)	—	—	—
Year Ended May 31, 2008	10.56	(0.04)	0.01	(0.03)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.75	(0.02)	1.55	1.53	—	(0.72)	(0.72)
Year Ended May 31, 2006	8.11	(0.04)	1.68	1.64	—	—	—
Year Ended May 31, 2005	7.51	(0.02)	0.62	0.60	—	—	—
Class A Shares
Six Months Ended November 30, 2009 (Unaudited)	4.96	(0.02)	0.81	0.79	—	—	—
Year Ended May 31, 2009	9.24	(0.04)	(4.24)	(4.28)	—	—	—
Year Ended May 31, 2008	10.38	(0.07)	0.01	(0.06)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.63	(0.05)	1.52	1.47	—	(0.72)	(0.72)
Year Ended May 31, 2006	8.02	(0.05)	1.66	1.61	—	—	—
Year Ended May 31, 2005	7.45	(0.05)	0.62	0.57	—	—	—
Class B Shares
Six Months Ended November 30, 2009 (Unaudited)	4.59	(0.04)	0.76	0.72	—	—	—
Year Ended May 31, 2009	8.62	(0.10)	(3.93)	(4.03)	—	—	—
Year Ended May 31, 2008	9.82	(0.15)	0.03	(0.12)	(0.03)	(1.05)	(1.08)
Year Ended May 31, 2007	9.21	(0.14)	1.47	1.33	—	(0.72)	(0.72)
Year Ended May 31, 2006	7.73	(0.12)	1.60	1.48	—	—	—
Year Ended May 31, 2005	7.23	(0.09)	0.59	0.50	—	—	—

(a)	Not annualized for periods less than one year.

(b)	During the period ended May 31, 2008, Trustmark reimbursed amounts to certain Funds related to past marketing arrangements. The corresponding impact to the net expense ratio and net income ratio was 0.05%, 0.05% and 0.05% for Institutional Class Shares, Class A Shares and Class B Shares, respectively. The impact to the total return was 0.05%.

(c)	Annualized for periods less than one year.

(d)	During the period, certain fees were reduced. If such fee reductions had not occurred, the ratio would be as indicated.

(e)	Portfolio turnover is calculated on the basis of the fund as a whole without distinguishing between the classes of shares issued.

See notes to financial statements.

				Ratio of Net
		Net Assets	Ratio of	Investment	Ratio of
Net Asset	Total Return	at End of	Expenses	Income/(Loss)	Expenses
Value, End	(Excludes Sales	Period	to Average	to Average	to Average	Portfolio
of Period	Charge)(a)(b)	(000’s)	Net Assets(b)(c)	Net Assets(b)(c)	Net Assets(c)(d)	Turnover(e)

$5.90	16.14%	$22,323	1.25%	(0.59)%	1.59%	52.30%
5.08	(46.24)%	20,126	1.25%	(0.35)%	1.48%	152.98%
9.45	(0.94)%	53,353	1.20%	(0.48)%	1.49%	135.97%
10.56	16.77%	49,767	1.25%	(0.22)%	1.48%	151.32%
9.75	20.22%	50,064	1.25%	(0.39)%	1.48%	141.77%
8.11	7.99%	40,227	1.25%	(0.49)%	1.55%	219.39%

5.75	15.93%	1,336	1.50%	(0.84)%	1.89%	52.30%
4.96	(46.32)%	1,349	1.50%	(0.60)%	1.77%	152.98%
9.24	(1.26)%	2,690	1.45%	(0.73)%	1.77%	135.97%
10.38	16.35%	2,788	1.50%	(0.47)%	1.75%	151.32%
9.63	20.07%	3,183	1.50%	(0.66)%	1.75%	141.77%
8.02	7.65%	2,019	1.50%	(0.70)%	1.90%	219.39%

5.31	15.69%	85	2.25%	(1.59)%	2.54%	52.30%
4.59	(46.75)%	92	2.25%	(1.38)%	2.42%	152.98%
8.62	(1.98)%	242	2.20%	(1.47)%	2.42%	135.97%
9.82	15.54%	357	2.25%	(1.21)%	2.40%	151.32%
9.21	19.15%	508	2.25%	(1.39)%	2.40%	141.77%
7.73	6.92%	386	2.25%	(1.46)%	2.55%	219.39%

See notes to financial statements.

Performance Funds Trust
Notes to Financial Statements
November 30, 2009
(Unaudited)

1. Organization
Performance Funds Trust (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust was organized as a Delaware business trust on March 11, 1992 and currently consists of eight separate portfolios: The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund (collectively, the “Funds” and individually, a “Fund”). Each Fund has three classes of shares, Institutional Class Shares, Class A Shares, and Class B Shares, except for The U.S. Treasury Money Market Fund, which offers Institutional Class Shares only, and The Money Market Fund, The Short Term Government Income Fund, The Intermediate Term Income Fund and The Strategic Dividend Fund, which offer Institutional Class Shares and Class A Shares only.

The assets of each Fund are segregated, and a shareholder’s interest is limited to the Fund in which shares are held. Each class of shares has identical rights and privileges except with respect to the fees paid under distribution (12b-1) or service organization plans, voting rights on matters affecting a single class of shares, sales charges, and exchange privileges. The Class A Shares of The Short Term Government Income Fund have a maximum sales charge on purchases of 3.00% of the purchase price. The Class A Shares of The Intermediate Term Income Fund, The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund have a maximum sales charge on purchases of 5.25% of the purchase price. The Class B Shares of The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund have a contingent deferred sales charge (“CDSC”) of 5.00% of the original purchase price or sale price (whichever is less) within the first year, declining to 0% after the seventh year.

Under the Trust’s organizational documents, its officers and trustees are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, in the normal course of business, the Funds enter into contracts with their vendors and others that provide for general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds.

2. Significant Accounting Policies:
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements. The policies are in conformity with United States generally accepted accounting principles (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates.

Securities Valuation:
The Funds record investments at fair value. Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date.

Bonds and other fixed income securities (including listed issues) are valued on the basis of valuations furnished by a pricing service, the use of which has been approved by the Funds’ Board of Trustees (the “Board”). In making such valuations, the pricing service utilizes both dealer-supplied valuations and electronic data processing techniques which take into account appropriate factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue and trading characteristics other than market data. All debt securities, of sufficient credit quality, with a remaining maturity of 60 days or less may be valued at amortized cost, which approximates fair value. Under the amortized cost method, premium or discount, if any, is amortized or accreted, respectively, on a straight-line basis to the maturity of the security.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2009
(Unaudited)

The value of each equity security is based either on the last sale price on a national securities exchange or, in the absence of recorded sales, at the closing bid prices on such exchanges. Securities traded on NASDAQ are valued at the Official Closing Price as reported by NASDAQ. Securities or other assets for which market quotations are not readily available are valued at fair value as determined in good faith by or at the direction of the Board. Investments in open-ended investment companies are valued at their respective net asset values as reported by such companies.

Examples of potentially significant events that could affect the value of an individual security include corporate actions by the issuer, announcements by the issuer relating to its earnings or products, regulatory news, natural disasters and litigation. Examples of potentially significant events that could affect multiple securities held by a Fund include governmental actions, natural disasters and armed conflicts.

The valuation techniques described above maximize the use of observable inputs and minimize the use of unobservable inputs in determining fair value. The inputs used for valuing the Funds’ investments are summarized in the three broad levels below:

•	Level 1— quoted prices in active markets for identical securities.

•	Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2009
(Unaudited)

The following is a summary of the inputs used to value the Funds’ investments as of November 30, 2009, while the breakdown, by category, of common stocks is disclosed on the Schedule of Portfolio Investments for each Fund:

		LEVEL 2 —
		Other Significant
	LEVEL 1 —	Observable
Fund Name	Quoted Prices	Inputs	Total

The Money Market Fund
U.S. Government Agency Securities	$—	$545,916,989	$545,916,989
Commercial Paper	—	68,547,069	68,547,069
Repurchase Agreements	—	46,593,346	46,593,346

Total	—	661,057,404	661,057,404
The U.S. Treasury Money Market Fund
U.S. Treasury Obligations	—	157,477,128	157,477,128
Investment Companies	5,756,005	—	5,756,005

Total	5,756,005	157,477,128	163,233,133
The Short Term Government Income Fund
U.S. Government Agency Securities	—	53,852,976	53,852,976
Corporate Bonds	—	5,931,271	5,931,271
U.S. Treasury Obligations	—	18,999,794	18,999,794
Investment Companies	814,345	—	814,345

Total	814,345	78,784,041	79,598,386
The Intermediate Term Income Fund
U.S. Government Agency Securities	—	48,962,486	48,962,486
U.S. Treasury Notes	—	7,078,476	7,078,476
U.S. Treasury Strips	—	146,215	146,215
Corporate Bonds	—	13,529,118	13,529,118
Investment Companies	673,736	—	673,736

Total	673,736	69,716,295	70,390,031
The Strategic Dividend Fund
Common Stocks	25,928,315	—	25,928,315
Investment Companies	1,074,124	—	1,074,124

Total	27,002,439	—	27,002,439
The Large Cap Equity Fund
Common Stocks	48,022,653	—	48,022,653
Investment Companies	1,767,076	—	1,767,076

Total	49,789,729	—	49,789,729
The Mid Cap Equity Fund
Common Stocks	51,728,816	—	51,728,816
Investment Companies	596,243	—	596,243

Total	52,325,059	—	52,325,059
The Leaders Equity Fund
Common Stocks	23,086,935	—	23,086,935
Investment Companies	701,450	—	701,450

Total	23,788,385	—	23,788,385

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2009
(Unaudited)

U.S. Treasury Temporary Guarantee Program for Money Market Funds:
In October 2008, the Board approved the participation of The Money Market Fund (the “Fund”) in the U.S. Treasury Department (the “Treasury”) Temporary Guarantee Program for Money Market Funds (the “Program”). Under the Program, the Treasury guaranteed the share price of shares of the Fund outstanding as of September 19, 2008 at $1.00 per share if the Fund’s net asset value fell below $0.995 per share and was not promptly restored to $1.00. Recovery under the Program was subject to certain conditions and limitations.

Participation in the Program through December 18, 2008 required a payment to the Treasury in the amount of 0.01% of the net asset value of the Fund as of September 19, 2008. On November 24, 2008, the Secretary of the Treasury extended the Program beyond its initial three-month term through the close of business April 30, 2009. In December 2008, the Board approved the Fund’s extended participation in the Program through April 30, 2009. On March 31, 2009, the Secretary of the Treasury extended the Program further through September 18, 2009. In April 2009, the Board approved the Fund’s continued participation in the Program through September 18, 2009. Participation in each of the extensions of the Program required an additional payment in the amount of 0.015% of the net asset value of the Fund as of September 19, 2008. The expense of the Program is included within the Fund’s Statement of Operations. The Program ceased operation on September 18, 2009.

Repurchase Agreements:
The Funds may purchase instruments from financial institutions, such as banks and broker-dealers that Trustmark Investment Advisors, Inc. (“Trustmark”) deems to present minimal credit risk under guidelines adopted by the Board, subject to the seller’s agreement to repurchase them at an agreed upon time and price (“repurchase agreements”). The seller under a repurchase agreement is required to maintain the value of the collateral held pursuant to the agreement with a value equal to the repurchase price (including accrued interest). Default by the seller would, however, expose the relevant Funds to a possible loss because of adverse market action or delay in connection with the disposition of the underlying obligations. Risks may arise from the potential inability of counter parties to honor the terms of the repurchase agreements. Accordingly, the Funds could receive less than the carrying value upon the sale of the underlying collateral securities. Collateral subject to repurchase agreements are held by the Funds’ custodian, another qualified custodian or in the Federal Reserve/Treasury book-entry system.

Restricted Securities:
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of 1933, as amended (the “1933 Act”), or pursuant to the resale limitations provided by Rule 144A under the 1933 Act or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Board. Not all restricted securities are considered illiquid. At November 30, 2009, the Funds held restricted securities as noted below:

	Acquisition	Principal
Issue Description	Date	Amount ($)	Cost ($)	Value ($)

The Short Term Government Income Fund
MetLife Global Funding I, 5.13%, 4/10/13	5/21/09	1,495,000	1,495,000	1,603,679

Security Transactions and Related Investment Income:
During the period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, however, security transactions are accounted for on the trade date on the last business day of the reporting period. Dividend income is recorded on the ex-dividend date. Interest income is recognized on the

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2009
(Unaudited)

accrual basis and includes, where applicable, the amortization of premium or accretion of discount. Securities gains and losses are calculated on the identified cost basis. Distributions received from real estate investment trusts (“REIT”), which are known to be a return of capital, are recorded as a reduction to the cost of the individual REIT.

Securities Lending:
The Funds may, from time to time, lend their portfolio securities to qualified brokers, dealers, domestic banks or other domestic financial institutions approved by the Board. The Funds will limit their securities lending activity to 33 1/3% of the total assets of each Fund and all loans will be secured by collateral in cash or U.S. government obligations and corporate bonds of not less than 100% of the value of the securities loaned. By lending its securities, a Fund can increase its income by continuing to receive interest or dividends on the loaned securities as well as investing the cash collateral in interest bearing short-term investments. There is a risk of delay in receiving collateral or in receiving the securities loaned or even a loss of rights in the collateral should the borrower of the securities fail financially. The Funds have retained Citibank, N.A. as their securities lending agent and compensate the firm based on a percentage of the profitability generated by securities lending transactions effected on the behalf of the Funds. Loans are subject to termination by the Funds or the borrower at any time.

As of November 30, 2009, the Funds had no securities on loan.

Expense Allocation:
Expenses directly attributable to a Fund are charged to that Fund. Expenses not directly attributable to a Fund are allocated proportionately among all Funds in relation to the net assets of each Fund or on another reasonable basis. Expenses specific to a class are charged to that class.

Dividends to Shareholders:
The Money Market Fund, The U.S. Treasury Money Market Fund, The Short Term Government Income Fund and The Intermediate Term Income Fund declare net investment income daily as dividends to their shareholders and distribute such dividends monthly. Dividends from net investment income, if any, are declared and distributed monthly in the case of The Strategic Dividend Fund, The Large Cap Equity Fund, The Mid Cap Equity Fund and The Leaders Equity Fund. Net realized gains for the Funds, if any, are distributed at least annually. Additional distributions are also made to the Funds’ shareholders to the extent necessary to avoid the federal excise tax on certain undistributed income and net realized gains of regulated investment companies.

The amount of dividends from net investment income and net realized gains are determined in accordance with federal income tax regulations which may differ from GAAP. These “book/tax” differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature (i.e. reclassification of market discounts, gain/loss, paydowns and distributions), such amounts are reclassified to capital; temporary differences do not require reclassification.

Subsequent Events:
The Funds have evaluated subsequent events through January 22, 2010, which is the date these financial statements were issued and there are no subsequent events to report.

3. Related Party Transactions
Advisor and Custodian:
Trustmark acts as Advisor to the Funds. Trustmark is entitled to receive a fee, accrued daily and paid monthly, based on average daily net assets of each Fund. The Strategic Dividend Fund is sub-advised by Orleans Capital Management

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2009
(Unaudited)

Company, which receives a fee, payable by Trustmark. For the period ended November 30, 2009, the advisory fee rates were as follows:

Advisory Fee Rate

The Money Market Fund	0.30%
The U.S. Treasury Money Market Fund	0.30%
The Short Term Government Income Fund	0.40%
The Intermediate Term Income Fund	0.50%
The Strategic Dividend Fund	0.75%
The Large Cap Equity Fund	0.60%
The Mid Cap Equity Fund	0.75%
The Leaders Equity Fund	1.00%

Trustmark National Bank serves as Custodian of the Funds’ cash and securities. For these services, Trustmark National Bank is entitled to a fee accrued daily and paid monthly, at an annual rate of 0.04% based on the average daily net assets of each Fund.

Administration:
Citi Fund Services, Ohio, Inc. (“Citi”) serves the Trust as administrator. In accordance with the terms of the Administration Agreement, Citi is entitled to a fee, accrued daily and paid monthly at 0.0575% or 5.75 basis points of the first billion of average daily net assets of the Trust and 0.055% or 5.5 basis points of the average daily net assets of the Trust over one billion.

Under a Compliance Services Agreement between the Funds’ and Beacon Hill Fund Services, Inc. (“Beacon Hill”) (the “CCO Agreement”), Beacon Hill makes an employee available to serve as the Funds’ Chief Compliance Officer (the “CCO”). Under a separate Compliance Services Agreement, Citi provides infrastructure and support in implementing the written policies and procedures comprising the Funds’ compliance program, including support services to the CCO. For the services provided under both agreements, the Funds paid $56,325 for the period ended November 30, 2009, including certain out of pocket expenses. Beacon Hill pays the salary and other compensation earned by any such individuals as employees of Beacon Hill.

Certain officers of the Trust are affiliated with Trustmark, Citi or Beacon Hill. Such officers receive no compensation from the Funds for serving in their respective roles.

Distribution Plan:
BHIL Distributors, Inc. (the “Distributor”) serves as the distribution agent and underwriter of the Funds. As Distributor, BHIL Distributors, Inc. receives a fixed annual fee. The Trust has adopted a compensatory Distribution Plan and Agreement (the “Plan”) pursuant to Rule 12b-1 of the 1940 Act. The Plan provides for a monthly payment by the Funds to the Distributor at an annual rate not to exceed 0.35% of the average daily net assets of Class A Shares and 1.00% of the average daily net assets of Class B Shares. Prior to October 1, 2009, Performance Funds Distributor, LLC, a wholly-owned subsidiary of Foreside Financial Group, LLC, served as distribution agent of the Funds and received the fees as above.

The Distributor is entitled to receive commissions on sales of shares of the Funds. For the period from October 1, 2009 through November 30, 2009, the Distributor received $2,601 from commissions earned on sales of the Funds. Prior to October 1, 2009, Performance Funds Distributor, LLC received $2,500 from commissions earned on sales of the Funds. For the period ended November 30, 2009, the Funds re-allowed $61 to affiliated broker/dealers of the Funds.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2009
(Unaudited)

Service Organization:
The Trust has entered into a Service Organization Agreement with its shareholder servicing agents (which currently consists of Trustmark National Bank) for providing various shareholder services. For performing these services, the shareholder servicing agents receive an annual fee up to 0.08% on qualified assets of each Fund’s Class A, Class B and Institutional Class Shares (except the Institutional Class Shares of The Money Market Fund) that is computed daily and paid monthly. The Institutional Class Shares of The U.S. Treasury Money Market Fund and Class A Shares of The Strategic Dividend Fund do not currently have assets with any shareholder servicing agents subject to the Agreement.

Accounting and Transfer Agency:
Citi provides accounting and transfer agency services for the Funds. For these services to the Funds, Citi receives an annual fee accrued daily and paid monthly. As fund accountant for the Funds, Citi receives a fixed annual fee and reimbursement of certain expenses. As transfer agent for the Funds, Citi receives a fee based on the number of shareholder accounts, subject to certain minimums and reimbursement of certain expenses.

Fee Reductions:
The Advisor and the Distributor have voluntarily reduced fees as stated in the Statements of Operations. These voluntary waivers may be terminated at any time. The Advisor or Distributor may not seek reimbursement of such voluntary waivers at a later date. The reduction of such fees will cause the yield and total return of any Fund to be higher than it would be in the absence of such reductions.

The Advisor has also agreed to contractually limit the total expenses, exclusive of taxes, brokerage commissions and extraordinary expenses of The Leaders Equity Fund and The Strategic Dividend Fund. Each class has its own expense limitations based on average daily net assets for any full fiscal year as follows:

		Expense
Fund	Class	Limitation

The Strategic Dividend Fund	Institutional	0.95%
The Strategic Dividend Fund	A	1.20%
The Leaders Equity Fund	Institutional	1.25%
The Leaders Equity Fund	A	1.50%
The Leaders Equity Fund	B	2.25%

The Funds have entered into an expense limitation agreement with the Advisor, in which they have agreed to pay or repay fees that were waived or reimbursed by the Advisor for a period up to three fiscal years after such waiver or reimbursement was made to the extent such payments or repayments would not cause the expenses of a class to exceed the above limits. The Advisor is contractually limiting fees and expenses at least until September 30, 2010. As

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2009
(Unaudited)

of November 30, 2009, the following amounts have been waived or reimbursed by the Advisor and are subject to repayment by the respective Fund:

	Amount
	Waived or	Expires
Fund	Reimbursed	May 31,

The Strategic Dividend Fund	$87,507	2010
	112,201	2011
	74,009	2012
	34,614	2013
The Leaders Equity Fund	107,949	2010
	124,320	2011
	83,707	2012
	38,482	2013

Affiliated Transactions:
A summary of each Fund’s investment in an affiliated money market fund (The Money Market Fund, Institutional Class Shares) securities for the period ended November 30, 2009 is noted below:

	Market			Market
	Value			Value
Fund	5/31/09	Purchases	Sales	11/30/09	Income

The Short Term Government Income Fund	$1,292,210	$15,943,167	$(16,421,032)	$814,345	$513
The Intermediate Term Income Fund	12,784	13,804,397	(13,143,445)	673,736	511
The Strategic Dividend Fund	348,324	1,963,622	(2,203,449)	108,497	45
The Large Cap Equity Fund	1,956,998	2,982,799	(3,172,721)	1,767,076	366
The Mid Cap Equity Fund	586,410	4,429,459	(4,419,626)	596,243	327
The Leaders Equity Fund	506,420	3,386,494	(3,191,464)	701,450	133

4. Purchases and Sales of Securities
Purchases and sales of securities for the period ended November 30, 2009, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$23,971,284	$19,030,475
The Intermediate Term Income Fund	9,420,853	4,186,515
The Strategic Dividend Fund	1,040,037	2,366,577
The Large Cap Equity Fund	14,992,587	16,690,001
The Mid Cap Equity Fund	25,001,396	26,911,784
The Leaders Equity Fund	11,323,510	12,776,259

The above table includes purchases and sales of U.S. Government securities. Purchases and sales of U.S. Government securities for the period ended November 30, 2009, were as follows:

Fund	Purchases	Sales

The Short Term Government Income Fund	$23,971,284	$19,030,475
The Intermediate Term Income Fund	5,000,590	3,931,209

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2009
(Unaudited)

5. Federal Income Taxes
Each Fund is a separate taxable entity for federal tax purposes. Each Fund has qualified and intends to qualify each year as a “regulated investment company” under Subchapter M of the Internal Revenue Code, as amended and to distribute substantially all of its taxable net investment income and net realized gains, if any, to its shareholders. Accordingly, no provision for federal income or excise tax is required.

Management of the Funds has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal and the State of Delaware (i.e., the last four tax year ends and the interim tax period since then). Management believes that there is no tax liability resulting from unrecognized tax benefits related to uncertain tax positions taken.

At November 30, 2009, the cost basis for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized appreciation/depreciation of securities for federal income tax purposes were as follows:

				Net Tax
				Unrealized
	Tax Cost	Unrealized	Unrealized	Appreciation/
Fund	of Securities	Appreciation	Depreciation	(Depreciation)[1]

The Short Term Government Income Fund	$78,087,939	$1,510,471	$(24)	$1,510,447
The Intermediate Term Income Fund	64,770,518	5,639,583	(20,070)	5,619,513
The Strategic Dividend Fund	29,202,674	3,126,560	(5,326,795)	(2,200,235)
The Large Cap Equity Fund	44,425,955	6,445,814	(1,082,040)	5,363,774
The Mid Cap Equity Fund	45,666,352	7,784,386	(1,125,679)	6,658,707
The Leaders Equity Fund	19,242,120	4,657,639	(111,374)	4,546,265

[1]	The difference between book-basis and tax-basis unrealized appreciation/depreciation are attributable primarily to tax deferral of losses on wash sales.

The tax character of current year distributions paid and the tax basis of the current components of accumulated earnings (deficit) will be determined at the end of the current tax year ending May 31, 2010.

The tax character of dividends paid during the fiscal year ended May 31, 2009, were as follows:

	Dividends paid from
		Net Long			Total
	Ordinary	Term Capital	Total Taxable	Tax Return	Distributions
	Income	Gains	Distributions	of Capital	Paid[1]

The Money Market Fund	$8,226,129	$—	$8,226,129	$—	$8,226,129
The U.S. Treasury Money Market Fund	975,850	—	975,850	—	975,850
The Short Term Government Income Fund	2,308,447	—	2,308,447	—	2,308,447
The Intermediate Term Income Fund	2,977,150	—	2,977,150	—	2,977,150
The Strategic Dividend Fund	872,210	792,155	1,664,365	248,387	1,912,752
The Large Cap Equity Fund	544,932	—	544,932	—	544,932
The Mid Cap Equity Fund	—	3,301,179	3,301,179	22,907	3,324,086
The Leaders Equity Fund	—	—	—	—	—

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2009
(Unaudited)

The tax character of dividends paid during the fiscal year ended May 31, 2008, were as follows:

	Dividends paid from
		Net Long			Total
	Ordinary	Term Capital	Total Taxable	Tax Return	Distributions
	Income	Gains	Distributions	of Capital	Paid[1]

The Money Market Fund	$21,701,905	$—	$21,701,905	$—	$21,701,905
The U.S. Treasury Money Market Fund	1,740,790	—	1,740,790	—	1,740,790
The Short Term Government Income Fund	2,718,291	—	2,718,291	—	2,718,291
The Intermediate Term Income Fund	3,981,787	—	3,981,787	—	3,981,787
The Strategic Dividend Fund	1,173,576	1,809,358	2,982,934	—	2,982,934
The Large Cap Equity Fund	385,248	9,240,575	9,625,823	—	9,625,823
The Mid Cap Equity Fund	—	7,900,459	7,900,459	—	7,900,459
The Leaders Equity Fund	1,957,189	3,228,605	5,185,794	165,622	5,351,416

As of May 31, 2009, the components of accumulated earnings (deficit) on a tax basis were as follows:

							Total
	Undistributed	Undistributed			Accumulated	Unrealized	Accumulated
	Ordinary	Long-Term	Accumulated	Distributions	Capital and	Appreciation	Earnings
	Income	Capital Gains	Earnings	Payable[1]	Other Losses	(Depreciation)[2]	(Deficit)

The Money Market Fund	$50,493	$—	$50,493	$(30,235)	$—	$—	$20,258
The U.S. Treasury Money Market Fund	50,247	—	50,247	(1,913)	—	(2,888)	45,446
The Short Term Government Income Fund	122,443	—	122,443	(95,386)	(1,843,933)	1,185,525	(631,351)
The Intermediate Term Income Fund	124,397	—	124,397	(128,778)	—	3,945,042	3,940,661
The Strategic Dividend Fund	—	—	—	—	(2,120,620)	(6,367,642)	(8,488,262)
The Large Cap Equity Fund	15,779	—	15,779	—	(9,834,533)	(2,314,466)	(12,133,220)
The Mid Cap Equity Fund	—	—	—	—	(28,163,516)	(266,442)	(28,429,958)
The Leaders Equity Fund	—	—	—	—	(19,682,430)	1,004,908	(18,677,522)

[1]	Total dividends paid and distributions payable may differ from the amount reported in the financial statements because for tax purposes distributions are recognized when actually paid.

[2]	The differences between book-basis and tax-basis unrealized appreciation (depreciation) is attributable primarily to tax deferral of losses on wash sales and differences related to partnership investments.

Performance Funds Trust
Notes to Financial Statements (continued)
November 30, 2009
(Unaudited)

As of May 31, 2009, the following Funds had net capital loss carryforwards to offset future realized gains, if any, to the extent provided by Treasury regulations. To the extent that these carryforwards are used to offset future capital gains, it is probable that the gains that are offset will not be distributed to shareholders:

	Amount	Expires

The Short Term Government Income Fund	$86,910	2012
	20,905	2013
	597,680	2014
	874,286	2015
	264,152	2016
The Large Cap Equity Fund	2,393,653	2017
The Mid Cap Equity Fund	5,623,414	2017
The Leaders Equity Fund	3,885,103	2017

Under current tax law, capital losses realized after October 31 may be deferred and treated as occurring on the first business day of the following fiscal year. The following Funds had deferred losses, which will be treated as arising on the first day of the fiscal year to end May 31, 2010.

Post-October
Capital Losses

The Strategic Dividend Fund	$2,120,620
The Large Cap Equity Fund	7,440,880
The Mid Cap Equity Fund	22,540,102
The Leaders Equity Fund	15,797,327

6. Legal and Regulatory Matters
On September 26, 2006, BISYS Fund Services, Inc. (“BISYS”), a subsidiary of the BISYS Group, Inc. consented to the entry of a cease-and-desist order by the SEC (the “SEC Order”) in connection with certain arrangements between BISYS and certain mutual fund advisers pertaining to the advisers’ use of fund assets for marketing and other expenses incurred by the advisers. The BISYS Group, Inc. and its subsidiaries was acquired by Citibank N.A. on August 1, 2007. Under the SEC Order, BISYS agreed, among other things, to disgorge to the affected mutual fund families approximately $9.7 million plus prejudgment interest of approximately $1.7 million and to pay a civil money penalty of $10 million. A proposed plan of distribution, (“Fair Fund Plan”) was posted by the SEC for public review and comment on May 29, 2009. Further information, including the methodology of the Fair Fund Plan, is available on the SEC website at www.sec.gov/litigation/admin/2009/34-60011-pdp.pdf. The impact, if any, of the SEC Order on the Funds has not yet been determined. Neither the Trust nor the Advisor were parties to the SEC Order, nor is the Trust or the Advisor bound by the SEC Order or its findings.

In response to the SEC’s inquiries related to this matter, including those of the Trust’s prior service arrangements with BISYS, on September 26, 2007, the Advisor made a one-time payment to certain series of the Trust. The payment was in an amount of less than one-half of one percent of the total assets of each recipient series. The impact to the total return, net expense ratio and net income ratio to each Fund are disclosed in the Financial Highlights.

Performance Funds Trust

Additional Information (Unaudited)

Holdings Tables (Unaudited)
The Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2009.

U.S. Government Agency Securities	82.6%
Repurchase Agreement	7.0%
Financial Services	3.8%
Beverages	3.6%
Heathcare Products	3.0%
Other Assets/Liabilities	0.0%

Total	100.0%

The U.S. Treasury Money Market Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2009.

U.S. Treasury Bills	96.5%
Investment Companies	3.5%
Other Assets/Liabilities	0.0%

Total	100.0%

The Short Term Government Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2009.

U.S. Government Agency Securities	67.3%
U.S. Treasury Bills	23.8%
Insurance	3.9%
Financial Services	3.5%
Investment Companies	1.0%
Other Assets/Liabilities	0.5%

Total	100.0%

The Intermediate Term Income Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2009.

U.S. Government Agency Securities	69.2%
Financial Services	10.7%
U.S. Treasuries	10.2%
Consumer Goods & Services	1.9%
Insurance	1.6%
Industrials	1.5%
Railroads	1.4%
Telecommunications	1.2%
Investment Companies	1.0%
Other Assets/Liabilities	0.5%
Chemicals	0.4%
Utilities	0.4%

Total	100.0%

The Strategic Dividend Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2009.

Oil & Gas	20.3%
Utilities	16.3%
Consumer Goods & Services	11.8%
Financial Services	10.8%
Health Care	8.5%
Metals & Mining	4.9%
Chemicals	4.3%
Investment Companies	4.0%
Telecommunications	3.7%
Real Estate Investment Trusts	3.7%
Railroads	3.1%
Retail	2.6%
Aerospace/Defense	2.0%
Diversified	1.7%
Insurance	1.5%
Industrials	0.9%
Other Assets/Liabilities	–0.1%

Total	100.0%

The Large Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2009.

Technology	20.5%
Oil & Gas	12.0%
Health Care	11.7%
Consumer Goods & Services	11.6%
Retail	8.9%
Financial Services	7.5%
Telecommunications	6.6%
Aerospace/Defense	4.2%
Investment Companies	3.5%
Diversified	2.5%
Utilities	1.9%
Insurance	1.9%
Industrials	1.4%
Railroads	1.4%
Entertainment	1.3%
Chemicals	1.1%
Transportation	0.6%
Services	0.5%
Software	0.4%
Metals & Mining	0.4%
Other Assets/Liabilities	0.1%

Total	100.0%

Performance Funds Trust

Additional Information (Unaudited) (continued)

The Mid Cap Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2009.

Retail	12.3%
Technology	11.6%
Oil & Gas	10.1%
Health Care	9.5%
Consumer Goods & Services	8.2%
Industrials	6.3%
Insurance	5.6%
Real Estate Investment Trusts	4.9%
Utilities	4.8%
Services	4.3%
Software	4.0%
Chemicals	3.4%
Metals & Mining	2.5%
Financial Services	2.3%
Entertainment	1.9%
Commercial Services	1.4%
Investment Companies	1.1%
Transportation	1.1%
Pharmaceuitcals	1.0%
Telecommunications	1.0%
Energy	0.9%
Diversified	0.8%
Education	0.5%
Aerospace/Defense	0.5%
Other Assets/Liabilities	0.0%

Total	100.0%

The Leaders Equity Fund invested, as a percentage of net assets, in the following industries, as of November 30, 2009.

Technology	25.2%
Health Care	14.0%
Retail	13.5%
Consumer Goods & Services	11.7%
Software	8.3%
Oil & Gas	6.9%
Services	4.5%
Telecommunications	3.9%
Aerospace/Defense	3.5%
Investment Companies	3.0%
Financial Services	2.9%
Electronics	2.8%
Other Assets/Liabilities	–0.2%

Total	100.0%

Performance Funds Trust

Expense Comparison (Unaudited)

As a shareholder of the Performance Funds Trust, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchases and (2) ongoing costs, including management fees, distribution fees and other fund expenses.

This example is intended to help you understand your ongoing costs (in dollars) of investing in the Performance Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from June 1, 2009 through November 30, 2009.

Actual Returns
The table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	6/1/09	11/30/09	6/1/09-11/30/09	6/1/09-11/30/09

The Money Market Fund — Institutional Class	$1,000.00	$1,000.30	$1.50	0.30%
The Money Market Fund — Class A	1,000.00	1,000.10	1.65	0.33%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,000.10	0.75	0.15%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,014.60	3.64	0.72%
The Short Term Government Income Fund — Class A	1,000.00	1,014.70	4.55	0.90%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,046.20	4.05	0.79%
The Intermediate Term Income Fund — Class A	1,000.00	1,045.20	5.02	0.98%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,201.60	5.24	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,200.60	6.62	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,156.50	5.84	1.08%
The Large Cap Equity Fund — Class A	1,000.00	1,156.20	6.92	1.28%
The Large Cap Equity Fund — Class B	1,000.00	1,152.20	10.95	2.03%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,131.40	6.36	1.19%
The Mid Cap Equity Fund — Class A	1,000.00	1,131.10	7.37	1.38%
The Mid Cap Equity Fund — Class B	1,000.00	1,126.50	11.35	2.13%
The Leaders Equity Fund — Institutional Class	1,000.00	1,161.40	6.77	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,159.30	8.12	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,156.90	12.17	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust

Expense Comparison (Unaudited) (continued)

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on each Performance Funds’ actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that apear in the shareholder reports of other funds.

Please, note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expense Ratio
	Account Value	Account Value	During Period*	During Period**
	6/1/09	11/30/09	6/1/09-11/30/09	6/1/09-11/30/09

The Money Market Fund — Institutional Class	$1,000.00	$1,023.56	$1.52	0.30%
The Money Market Fund — Class A	1,000.00	1,023.41	1.67	0.33%
The U.S. Treasury Money Market Fund — Institutional Class	1,000.00	1,024.32	0.76	0.15%
The Short Term Government Income Fund — Institutional Class	1,000.00	1,021.46	3.65	0.72%
The Short Term Government Income Fund — Class A	1,000.00	1,020.56	4.56	0.90%
The Intermediate Term Income Fund — Institutional Class	1,000.00	1,021.11	4.00	0.79%
The Intermediate Term Income Fund — Class A	1,000.00	1,020.16	4.96	0.98%
The Strategic Dividend Fund — Institutional Class	1,000.00	1,020.31	4.81	0.95%
The Strategic Dividend Fund — Class A	1,000.00	1,019.05	6.07	1.20%
The Large Cap Equity Fund — Institutional Class	1,000.00	1,019.65	5.47	1.08%
The Large Cap Equity Fund — Class A	1,000.00	1,018.65	6.48	1.28%
The Large Cap Equity Fund — Class B	1,000.00	1,014.89	10.25	2.03%
The Mid Cap Equity Fund — Institutional Class	1,000.00	1,019.10	6.02	1.19%
The Mid Cap Equity Fund — Class A	1,000.00	1,018.15	6.98	1.38%
The Mid Cap Equity Fund — Class B	1,000.00	1,014.39	10.76	2.13%
The Leaders Equity Fund — Institutional Class	1,000.00	1,018.80	6.33	1.25%
The Leaders Equity Fund — Class A	1,000.00	1,017.55	7.59	1.50%
The Leaders Equity Fund — Class B	1,000.00	1,013.79	11.36	2.25%

*	Expenses are equal to the average account value times the Fund’s annualized expense ratio multiplied by the number of days in the most recent fiscal half-year divided by the number of days in the fiscal year.

**	Annualized.

Performance Funds Trust

Other Information

A discussion of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the Securities and Exchange Commission (“SEC”) website at www.sec.gov.

Information regarding how the Funds voted proxies relating to portfolio securities during the most recent twelve months ended June 30 is available (i) without charge, upon request, by calling 1-800-PERFORM (737-3676) and (ii) on the SEC’s website at www.sec.gov.

The Funds file a complete list of their portfolio holdings (“Schedules of Portfolio Investments”) with the SEC for the first and third quarters of each fiscal year, periods ending August 31 and February 28, on Form N-Q. Schedules of Portfolio Investments are available without charge, upon request, by calling 1-800-PERFORM (737-3676); or by visiting the SEC’s website at www.sec.gov. You may also review or, for a fee, copy the Schedules of Portfolio Investments by visiting the SEC’s Public Reference Room in Washington, D.C. Information on the operation of the Public Reference Room may be obtained by calling 1-202-551-8090.

Investment Advisor
Trustmark Investment Advisors, Inc.
1701 Lakeland Dr.
Jackson, Mississippi 39216

Administrator and Transfer Agent
Citi Fund Services, Inc.
3435 Stelzer Road
Columbus, Ohio 43219

Distributor
BHIL Distributors, Inc.
4041 N. High Street, Suite 402
Columbus, OH 43214

Custodian
Trustmark National Bank
248 East Capitol Street
Jackson, Mississippi 39201

Counsel
Drinker Biddle & Reath LLP
One Logan Square 18th and Cherry Streets
Philadelphia, Pennsylvania 19103-6996

Independent Registered Public Accounting Firm
KPMG LLP
191 W. Nationwide Blvd., Suite 500
Columbus, Ohio 43215

This report is for the information of the shareholders of the Performance Family of Mutual Funds. Its use in connection with any offering of the Trust’s shares is authorized only in case of a concurrent or prior delivery of the Trust’s current prospectus.

PRFSR 11/09

PERFORMANCE FUNDS TRUST
A FAMILY OF MUTUAL FUNDS

SEMI-ANNUAL REPORT
NOVEMBER 30, 2009

Shares of the Trust are not deposits or obligations of, or guaranteed or endorsed by, Trustmark National Bank, and are not insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency. Shares of the Trust involve investment risk, including possible loss of principal. Past performance is not indicative of future results.

Item 2. Code of Ethics.
Not applicable – only for annual reports.
Item 3. Audit Committee Financial Expert.
Not applicable – only for annual reports.
Item 4. Principal Accountant Fees and Services.
Not applicable – only for annual reports.
Item 5. Audit Committee of Listed Registrants.
Not applicable.
Item 6. Investments.
(a) Not applicable.
(b) Not applicable.
Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.
Item 8. Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.
Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders.
Not applicable.
Item 11. Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the registrant’s disclosure controls and procedures as conducted within 90 days of the filing date of this report, that these disclosure controls and procedures are adequately designed and are operating effectively to ensure that information required to be disclosed by the registrant on Form N-CSR is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.
(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the second fiscal quarter of the period covered by this report that have materially affected or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 12. Exhibits.
(a)(1)	Not applicable — Only effective for annual reports.

(a)(2)	Certifications pursuant to Rule 30a-2(a) are attached hereto.

(a)(3)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) are furnished herewith.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Performance Funds Trust

By (Signature and Title)*	/s/ Teresa F. Thornhill Teresa F. Thornhill, President

Date	1/28/2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Teresa F. Thornhill Teresa F. Thornhill, President

Date	1/28/2010

By (Signature and Title)*	/s/ Christopher E. Sabato Christopher E. Sabato, Treasurer

Date	1/28/2010

*	Print the name and title of each signing officer under his or her signature.